UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 06/30/06

Item 1 - Report to Stockholders

Small Cap Premium &
Dividend Income Fund Inc.

Semi-Annual Report
June 30, 2006

[LOGO] IQ INVESTMENT                   [LOGO] Merrill Lynch  Investment Managers
          ADVISORS

Small Cap Premium & Dividend Income Fund Inc.

Proxy Results

During the six-month period ended June 30, 2006, Small Cap Premium & Dividend Income Fund Inc.'s shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on April 27, 2006. A description of the proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------------
                                                                           Shares Voted     Shares Withheld
                                                                                For           From Voting
-----------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:      Alan R. Batkin              17,088,244          175,218
                                                Andrew J. Donohue           17,102,537          160,925
                                                Paul Glasserman             17,091,169          172,293
                                                Steven W. Kohlhagen         17,098,609          164,853
                                                William J. Rainer           17,101,237          162,225
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Andrew J. Donohue gave notice to the Fund and the Advisor of his intention to resign his positions as a Director and Officer of the Fund and as an Officer of the Advisor in May 2006 in order to assume the role of director of the Securities and Exchange Commission's Division of Investment Management.
--------------------------------------------------------------------------------

Officers and Directors

Alan R. Batkin, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Stephen W. Kohlhagen, Director
William J. Rainer, Director and Chairman of the Nominating and Corporate
  Governance Committee
Mitchell M. Cox, President
Donald C. Burke, Vice President, Treasurer and Secretary
Martin G. Byrne, Chief Legal Officer
Jeffery Hiller, Chief Compliance Officer
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
Colleen R. Rusch, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

RCC


2       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for Small Cap Premium & Dividend Income Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by Merrill Lynch Investment Managers, LP, the Fund's subadviser.

How did the Fund perform during the six-month period?

The investment objective of Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is to provide stockholders with a high level of income, with a secondary objective of capital appreciation. For the six-month period ending June 30, 2006, the Common Stock of the Fund had a total investment return of +6.07%, based on a change in per share net asset value from $18.16 to $18.20, and assuming reinvestment of a $1.00 distribution in June. For the same period, the Fund's unmanaged benchmark, the Russell 2000(R) Index, had a total return of +8.21% (including dividend reinvestment).

For a description of the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the six-month period.

The U.S. economy began its fifth year of expansion with an impressive first quarter. Equity markets trumped the preceding period's gains, delivering the best first quarter in several years. The impetus behind the U.S. market climb in the first quarter was strong U.S. economic data. Economic growth resiliently forged ahead despite well-publicized headwinds such as rising interest rates, a slowdown in the housing market and wild cards such as turbulence in the Middle East and volatile energy markets.

The second quarter began a difficult period for investors, with most U.S. equity markets posting losses. As was the case in the first quarter, market volatility continued throughout the second quarter, but this time leaning in a negative direction. Profit taking and concerns over the medium-term strength of the economy weighed on stock prices. Moreover, U.S. equity markets came under pressure from the intensifying headwinds of higher interest rates, rising inflation, a weakening in personal consumption and the housing market, record energy prices and ongoing concern about the levels of consumer debt.

How did you manage the portfolio during the six-month period?

Our overall investment strategy involves a three-pronged approach aimed at achieving the Fund's objectives. First, we use a proprietary, quantitative model to build a diversified portfolio of stocks that approximates the sector weights and risk characteristics of the Russell 2000 Index. Second, we sell Russell 2000 Index call options in an effort to generate additional income for the Fund's shareholders. Finally, the third element of our investment strategy involves the periodic rebalancing of the portfolio in order to track the risks and composition of the Russell 2000 Index. We believe that, over time, this approach should provide shareholders with a high level of income and capital appreciation.

How would you characterize the Fund's position at the close of the six-month period?

We are continuing in our efforts to maintain a portfolio that closely replicates the composition of the Russell 2000 Index. The Fund was fully invested at period-end and paid a dividend in June. Given the Fund's investment process and current positions, we believe the Fund is well positioned to meet its objectives.

"Russell 2000" is a registered trademark of the Frank Russell Company.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006          3

A Discussion With Your Fund's Portfolio Managers (concluded)

How will the transaction between Merrill Lynch Investment Managers, LP ("MLIM") and BlackRock, Inc. affect the management of the Fund?

IQ Investment Advisors and MLIM are both subsidiaries of Merrill Lynch & Co., Inc. ("Merrill Lynch"). Merrill Lynch and BlackRock, Inc. have agreed to a transaction to combine MLIM and certain affiliates with BlackRock, Inc. to form a new asset management company. The transaction does not involve IQ Investment Advisors, which will remain a subsidiary of Merrill Lynch. The transaction, when it is consummated, will cause the Fund's Investment Subadvisory Agreements with MLIM to automatically terminate. The Fund has issued a proxy statement to stockholders requesting their approval of a new subadvisory agreement. As discussed in the proxy statement, the MLIM portfolio management team that currently services the Fund is not expected to change as a result of the transaction. Because each stockholder's vote is important, the stockholders of the Fund are encouraged to vote their shares.

Jonathan Clark
Portfolio Manager

Debra L. Jelilian
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

July 18, 2006

Portfolio Information

As of June 30, 2006

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Hologic, Inc. ................................................              0.2%
Maverick Tube Corp. ..........................................              0.2
Phillips-Van Heusen Corp. ....................................              0.2
JetBlue Airways Corp. ........................................              0.2
Alexandria Real Estate Equities, Inc. ........................              0.2
RSA Security, Inc. ...........................................              0.2
Highwoods Properties, Inc. ...................................              0.2
Home Properties, Inc. ........................................              0.1
Big Lots, Inc. ...............................................              0.1
Polycom, Inc. ................................................              0.1
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Banks: Outside New York City .................................              6.9%
Real Estate Investment Trusts (REIT) .........................              6.5
Computer Services Software & Systems .........................              4.6
Retail .......................................................              3.9
Services: Commercial .........................................              3.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Financials Services ..........................................             22.2%
Consumer Discretionary .......................................             18.1
Technology ...................................................             12.9
Health Care ..................................................             11.0
Materials & Processing .......................................              8.0
Producer Durables ............................................              6.9
Other Energy .................................................              4.6
Auto & Transportation ........................................              3.9
Utilities ....................................................              3.8
Consumer Staples .............................................              2.5
Integrated Oils ..............................................              0.3
Other ........................................................              0.3
Short-Term Investments and Options ...........................              5.5
--------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.


4       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Summary Schedule of Investments

This summary schedule of investments is presented to help investors focus on the Fund's principal holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows us certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund shareholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Advertising Agencies                            18,200      aQuantive, Inc. (a)                        $    461,006            0.1%
                                                            Other Securities                              1,557,967            0.5
                                                                                                       -----------------------------
                                                                                                          2,018,973            0.6
------------------------------------------------------------------------------------------------------------------------------------
Aerospace                                                   Other Securities                              1,781,040            0.5
------------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                             Other Securities                                604,087            0.2
------------------------------------------------------------------------------------------------------------------------------------
Air Transport                                   43,400      JetBlue Airways Corp. (a)                       526,876            0.2
                                                            Other Securities                              2,949,828            0.9
                                                                                                       -----------------------------
                                                                                                          3,476,704            1.1
------------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                    Other Securities                                531,521            0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                    Other Securities                                484,235            0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                              Other Securities                              1,485,700            0.5
------------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                                        Other Securities                                742,056            0.2
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                        Other Securities                                197,518            0.1
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                    12,000      Cathay General Bancorp                          436,560            0.1
                                                12,700      First Midwest Bancorp, Inc.                     470,916            0.1
                                                20,400      FirstMerit Corp.                                427,176            0.1
                                                11,740      Texas Regional Bancshares, Inc. Class A         445,181            0.1
                                                            Other Securities                             20,939,982            6.5
                                                                                                       -----------------------------
                                                                                                         22,719,815            6.9
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                                Other Securities                                 96,657            0.0
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                       Other Securities                                318,038            0.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production             13,000      OSI Pharmaceuticals, Inc. (a)                   428,480            0.1
                                                            Other Securities                              7,872,315            2.4
                                                                                                       -----------------------------
                                                                                                          8,300,795            2.5
------------------------------------------------------------------------------------------------------------------------------------
Building Materials                                          Other Securities                              1,980,549            0.6
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                            Other Securities                                 68,510            0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                                Other Securities                                337,142            0.1
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                     Other Securities                                575,488            0.2
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                               Other Securities                                416,382            0.1
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                                   Other Securities                                293,318            0.1
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                               8,900      Aztar Corp. (a)                                 462,444            0.1
                                                            Other Securities                              1,919,193            0.6
                                                                                                       -----------------------------
                                                                                                          2,381,637            0.7
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                       27,300      Hercules, Inc. (a)                              416,598            0.1
                                                            Other Securities                              3,937,229            1.2
                                                                                                       -----------------------------
                                                                                                          4,353,827            1.3
------------------------------------------------------------------------------------------------------------------------------------
Coal                                                        Other Securities                                520,899            0.2
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                             Other Securities                                800,775            0.2
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                      Other Securities                                342,688            0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology                       93,700      3Com Corp. (a)                                  479,744            0.1
                                                68,100      Brocade Communications Systems, Inc. (a)        418,134            0.1
                                                13,400      CommScope, Inc. (a)                             421,028            0.1
                                                            Other Securities                              7,497,561            2.4
                                                                                                       -----------------------------
                                                                                                          8,816,467            2.7


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006          5

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Computer Services Software & Systems             9,600      MICROS Systems, Inc. (a)                   $    419,328            0.1%
                                                            Other Securities                             14,602,268            4.5
                                                                                                       -----------------------------
                                                                                                         15,021,596            4.6
------------------------------------------------------------------------------------------------------------------------------------
Computer Technology                             18,900      RSA Security, Inc. (a)                          513,891            0.2
                                                            Other Securities                              4,704,918            1.4
                                                                                                       -----------------------------
                                                                                                          5,218,809            1.6
------------------------------------------------------------------------------------------------------------------------------------
Construction                                                Other Securities                              1,410,762            0.4
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                                        Other Securities                              2,585,593            0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                           Other Securities                              2,184,308            0.7
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metal & Glass                       Other Securities                              1,115,148            0.3
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                     Other Securities                                196,875            0.1
------------------------------------------------------------------------------------------------------------------------------------
Copper                                                      Other Securities                                290,664            0.1
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                                   Other Securities                                421,266            0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                              Other Securities                              1,475,947            0.5
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing              10,800      Acuity Brands, Inc.                             420,227            0.1
                                                            Other Securities                              1,650,654            0.5
                                                                                                       -----------------------------
                                                                                                          2,070,881            0.6
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                                 Other Securities                              1,640,124            0.5
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                                     Other Securities                              8,235,951            2.5
------------------------------------------------------------------------------------------------------------------------------------
Education Services                                          Other Securities                              1,366,632            0.4
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                    Other Securities                              1,172,183            0.4
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components               12,100      General Cable Corp. (a)                         423,500            0.1
                                                 5,900      Genlyte Group, Inc. (a)                         427,337            0.1
                                                            Other Securities                              2,264,896            0.8
                                                                                                       -----------------------------
                                                                                                          3,115,733            1.0
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                             Other Securities                                 57,508            0.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics                                                 Other Securities                              2,271,754            0.7
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters                   Other Securities                                597,781            0.2
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                    11,300      Hologic, Inc. (a)                               557,768            0.2
                                                            Other Securities                              2,603,568            0.8
                                                                                                       -----------------------------
                                                                                                          3,161,336            1.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                   10,400      FormFactor, Inc. (a)                            464,152            0.1
Components                                                  Other Securities                              5,912,323            1.9
                                                                                                       -----------------------------
                                                                                                          6,376,475            2.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                     Other Securities                              2,180,974            0.7
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                            Other Securities                                156,348            0.1
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                             9,100      Veritas DGC, Inc. (a)                           469,378            0.1
                                                            Other Securities                              1,697,803            0.6
                                                                                                       -----------------------------
                                                                                                          2,167,181            0.7
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                          Other Securities                                623,063            0.2
------------------------------------------------------------------------------------------------------------------------------------
Entertainment                                    9,700      Gaylord Entertainment Co. (a)                   423,308            0.1
                                                            Other Securities                                618,162            0.2
                                                                                                       -----------------------------
                                                                                                          1,041,470            0.3
------------------------------------------------------------------------------------------------------------------------------------
Fertilizers                                                 Other Securities                                145,236            0.0
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                           Other Securities                                983,541            0.3
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                         Other Securities                                342,339            0.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems                Other Securities                              3,135,726            1.0
------------------------------------------------------------------------------------------------------------------------------------


6       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Financial Information Services                              Other Securities                           $    741,212            0.2%
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                                     Other Securities                              2,759,605            0.8
------------------------------------------------------------------------------------------------------------------------------------
Foods                                                       Other Securities                              3,150,525            1.0
------------------------------------------------------------------------------------------------------------------------------------
Forest Products                                             Other Securities                                411,300            0.1
------------------------------------------------------------------------------------------------------------------------------------
Forms and Bulk Printing Services                            Other Securities                                186,747            0.1
------------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                                Other Securities                                344,896            0.1
------------------------------------------------------------------------------------------------------------------------------------
Glass                                                       Other Securities                                126,420            0.0
------------------------------------------------------------------------------------------------------------------------------------
Gold                                                        Other Securities                                487,890            0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                      Other Securities                              2,095,759            0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                             Other Securities                              2,077,928            0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services                             8,700      Healthways, Inc. (a)                            457,968            0.1
                                                            Other Securities                              1,557,965            0.5
                                                                                                       -----------------------------
                                                                                                          2,015,933            0.6
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                                Other Securities                                990,597            0.3
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                                 Other Securities                                247,309            0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                       Other Securities                              1,608,700            0.5
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                     Other Securities                              1,836,531            0.6
------------------------------------------------------------------------------------------------------------------------------------
Industrial Producers                                        Other Securities                                118,220            0.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                             Other Securities                              1,294,596            0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                       Other Securities                              1,421,480            0.5
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                    15,600      Ohio Casualty Corp.                             463,788            0.1
                                                            Other Securities                              4,067,188            1.3
                                                                                                       -----------------------------
                                                                                                          4,530,976            1.4
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                             Other Securities                              1,983,964            0.6
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                                Other Securities                                330,551            0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                                Other Securities                              1,255,506            0.4
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                     Other Securities                                261,333            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                     Other Securities                                165,446            0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                          Other Securities                                406,243            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                          Other Securities                                410,390            0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                             Other Securities                              1,562,776            0.5
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                 23,100      Hanover Compressor Co. (a)                      433,818            0.1
Services                                         6,700      Universal Compression Holdings, Inc. (a)        421,899            0.1
                                                            Other Securities                              3,354,859            1.1
                                                                                                       -----------------------------
                                                                                                          4,210,576            1.3
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                                        Other Securities                                789,745            0.2
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                        Other Securities                                346,655            0.1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                               Other Securities                                266,674            0.1
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                  10,000      Mentor Corp.                                    435,000            0.1
Supplies                                                    Other Securities                              8,491,020            2.6
                                                                                                       -----------------------------
                                                                                                          8,926,020            2.7
------------------------------------------------------------------------------------------------------------------------------------
Medical Services                                 9,500      Magellan Health Services, Inc. (a)              430,445            0.1
                                                            Other Securities                                462,944            0.1
                                                                                                       -----------------------------
                                                                                                            893,389            0.2
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                7,900      Lone Star Technologies Inc. (a)                 426,758            0.1
                                                 8,800      Maverick Tube Corp. (a)                         556,072            0.2
                                                            Other Securities                              2,651,873            0.8
                                                                                                       -----------------------------
                                                                                                          3,634,703            1.1
------------------------------------------------------------------------------------------------------------------------------------


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006          7

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Metals & Minerals Miscellaneous                  5,600      Cleveland-Cliffs, Inc.                     $    444,024            0.1%
                                                            Other Securities                              1,148,446            0.4
                                                                                                       -----------------------------
                                                                                                          1,592,470            0.5
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain Processing                         Other Securities                                 69,660            0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                           Other Securities                                 64,440            0.0
Discretionary
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                              Other Securities                                103,785            0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities                       Other Securities                                708,715            0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                        Other Securities                                847,277            0.3
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                 18,600      BE Aerospace, Inc. (a)                          425,196            0.1
                                                            Other Securities                                105,776            0.0
                                                                                                       -----------------------------
                                                                                                            530,972            0.1
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                    Other Securities                                183,095            0.1
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                      Other Securities                                944,716            0.3
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment                       Other Securities                                915,362            0.3
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                           Other Securities                                525,081            0.2
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                             7,500      Houston Exploration Co. (a)                     458,925            0.1
                                                            Other Securities                              6,645,457            2.1
                                                                                                       -----------------------------
                                                                                                          7,104,382            2.2
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                    Other Securities                                954,186            0.3
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                               Other Securities                                156,160            0.1
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                           Other Securities                                517,124            0.2
------------------------------------------------------------------------------------------------------------------------------------
Paper                                                       Other Securities                              1,381,464            0.4
------------------------------------------------------------------------------------------------------------------------------------
Plastics                                                    Other Securities                                341,312            0.1
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services                  Other Securities                                532,759            0.2
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                                Other Securities                                326,710            0.1
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                                 Other Securities                                450,675            0.1
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                  9,300      Cymer, Inc. (a)                                 432,078            0.1
                                                12,900      Varian Semiconductor Equipment
                                                            Associates, Inc. (a)                            420,669            0.1
                                                            Other Securities                              3,534,904            1.1
                                                                                                       -----------------------------
                                                                                                          4,387,651            1.3
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                                   Other Securities                              1,357,823            0.4
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                      Other Securities                              1,159,747            0.4
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                     Other Securities                              1,613,547            0.5
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                              11,600      Westinghouse Air Brake Technologies Corp.       433,840            0.1
                                                            Other Securities                                311,350            0.1
                                                                                                       -----------------------------
                                                                                                            745,190            0.2
------------------------------------------------------------------------------------------------------------------------------------
Railroads                                        8,400      Florida East Coast Industries, Inc.             439,572            0.1
                                                            Other Securities                                379,265            0.1
                                                                                                       -----------------------------
                                                                                                            818,837            0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                 Other Securities                                855,876            0.3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)            5,800      Alexandria Real Estate Equities, Inc.           514,344            0.2
                                                13,900      Highwoods Properties, Inc.                      502,902            0.2
                                                 8,800      Home Properties, Inc.                           488,488            0.1
                                                 9,600      LaSalle Hotel Properties                        444,480            0.1
                                                10,300      Post Properties, Inc.                           467,002            0.1
                                                            Other Securities                             18,918,121            5.8
                                                                                                       -----------------------------
                                                                                                         21,335,337            6.5
------------------------------------------------------------------------------------------------------------------------------------


8       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

                                                Shares                                                                    Percent of
Industry                                          Held      Common Stocks                                  Value          Net Assets
====================================================================================================================================
Recreational Vehicles & Boats                               Other Securities                           $    989,000            0.3%
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                       Other Securities                                522,633            0.2
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer                         Other Securities                              1,140,405            0.4
------------------------------------------------------------------------------------------------------------------------------------
Restaurants                                                 Other Securities                              5,709,306            1.7
------------------------------------------------------------------------------------------------------------------------------------
Retail                                          28,500      Big Lots, Inc. (a)                              486,780            0.1
                                                15,700      Payless Shoesource, Inc. (a)                    426,569            0.1
                                                            Other Securities                             11,927,017            3.7
                                                                                                       -----------------------------
                                                                                                         12,840,366            3.9
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                              Other Securities                              6,880,803            2.1
------------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                            Other Securities                                481,311            0.1
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                             Other Securities                              1,553,855            0.5
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                            11,800      Regis Corp.                                     420,198            0.1
                                                            Other Securities                             10,628,453            3.3
                                                                                                       -----------------------------
                                                                                                         11,048,651            3.4
------------------------------------------------------------------------------------------------------------------------------------
Shipping                                                    Other Securities                                670,193            0.2
------------------------------------------------------------------------------------------------------------------------------------
Shoes                                                       Other Securities                              1,835,401            0.6
------------------------------------------------------------------------------------------------------------------------------------
Steel                                            8,900      Oregon Steel Mills, Inc. (a)                    450,874            0.1
                                                            Other Securities                              1,709,037            0.5
                                                                                                       -----------------------------
                                                                                                          2,159,911            0.6
------------------------------------------------------------------------------------------------------------------------------------
Sugar                                                       Other Securities                                 52,184            0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    13,600      InterDigital Communications Corp. (a)           474,776            0.1
                                                22,000      Polycom, Inc. (a)                               482,240            0.1
                                                            Other Securities                              1,965,254            0.7
                                                                                                       -----------------------------
                                                                                                          2,922,270            0.9
------------------------------------------------------------------------------------------------------------------------------------
Textile Products                                            Other Securities                                149,098            0.1
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                  14,000      Phillips-Van Heusen Corp.                       534,240            0.2
                                                            Other Securities                              2,263,414            0.7
                                                                                                       -----------------------------
                                                                                                          2,797,654            0.9
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                              Other Securities                                330,535            0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                     Other Securities                                605,840            0.2
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                        Other Securities                                410,318            0.1
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                                Other Securities                                876,433            0.3
------------------------------------------------------------------------------------------------------------------------------------
Truckers                                                    Other Securities                              1,844,636            0.6
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                                 Other Securities                                 82,859            0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                                       Other Securities                              4,645,035            1.4
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                     11,200      Nicor, Inc.                                     464,800            0.1
                                                            Other Securities                              2,506,973            0.8
                                                                                                       -----------------------------
                                                                                                          2,971,773            0.9
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines                                    Other Securities                                119,947            0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                    Other Securities                                348,167            0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                               Other Securities                              3,709,874            1.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                            Other Securities                                467,203            0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                             Other Securities                                211,344            0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                                 Other Securities                                823,287            0.2
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost--$302,395,334)                        306,023,265           93.4
====================================================================================================================================


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006          9

Summary Schedule of Investments (concluded)

                                                                                                                          Percent of
                                                            Mutual Funds                                   Value          Net Assets
====================================================================================================================================
                                                            Other Securities                           $     81,282            0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost--$98,727)               81,282            0.0
====================================================================================================================================

                                                  Face
                                                Amount      Short-Term Securities
====================================================================================================================================
Time Deposit                               $24,848,799      State Street Bank & Trust Co., 4.25%
                                                            due 7/03/2006                                24,848,799            7.6
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost--$24,848,799)--7.6%                    24,848,799            7.6
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost--$327,342,860)      330,953,346          101.0
====================================================================================================================================

                                             Number of
                                             Contracts      Options Written
====================================================================================================================================
Call Options Written                             2,500      Russell 2000 Index, expiring July 2006
                                                            at USD 700                                   (6,800,000)          (2.1)
                                                   100      Russell 2000 Index, expiring July 2006
                                                            at USD 720                                     (164,000)           0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Options Written
                                                            (Premiums Received--$4,932,361)              (6,964,000)          (2.1)
====================================================================================================================================
Total Investments, Net of Options Written (Cost--$322,410,499*)                                         323,989,346           98.9

Other Assets Less Liabilities                                                                             3,726,660            1.1
                                                                                                       -----------------------------
Net Assets                                                                                             $327,716,006          100.0
                                                                                                       =============================

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $319,250,764
                                                                   ============
      Gross unrealized appreciation ...........................    $ 12,555,615
      Gross unrealized depreciation ...........................      (7,817,033)
                                                                   ------------
      Net unrealized appreciation .............................    $  4,738,582
                                                                   ============

(a)   Non-income producing security.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Fund and issues not exceeding 1% of net assets.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face         Unrealized
      Contracts          Issue            Date           Value      Appreciation
      --------------------------------------------------------------------------
         55            Russell         September
                      2000 Index          2006        $19,465,733       $650,517
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


10      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Statement of Assets, Liabilities and Capital

As of June 30, 2006
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$327,342,860) .                      $ 330,953,346
            Cash collateral on financial futures contracts ...................................                          1,768,500
            Receivables:
               Securities sold ...............................................................    $  61,502,088
               Dividends .....................................................................          412,474
               Variation margin ..............................................................          271,587
               Interest ......................................................................            2,934        62,189,083
                                                                                                  -------------------------------
            Total assets .....................................................................                        394,910,929
                                                                                                                    -------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received--$4,932,361) ........................                          6,964,000
            Payables:
               Securities purchased ..........................................................       56,625,709
               Dividends to shareholders .....................................................        3,072,981
               Investment adviser ............................................................          227,267
               Offering costs ................................................................          180,662        60,106,619
                                                                                                  -------------
            Accrued expenses .................................................................                            124,304
                                                                                                                    -------------
            Total liabilities ................................................................                         67,194,923
                                                                                                                    -------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
            Net assets .......................................................................                      $ 327,716,006
                                                                                                                    =============
=================================================================================================================================
Capital
---------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized ...........                      $      18,005
            Paid-in capital in excess of par .................................................                        328,917,534
            Accumulated distributions in excess of investment income--net ....................    $ (17,270,451)
            Undistributed realized capital gains--net ........................................       13,821,554
            Unrealized appreciation--net .....................................................        2,229,364
                                                                                                  -------------
            Total accumulated losses--net ....................................................                         (1,219,533)
                                                                                                                    -------------
            Total Capital--Equivalent to $18.20 per share based on 18,005,236 shares of
             Common Stock outstanding (market price--$17.22) .................................                      $ 327,716,006
                                                                                                                    =============

      See Notes to Financial Statements.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         11

Statement of Operations

For the Six Months Ended June 30, 2006
=================================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $1,340 foreign withholding tax) ................................                      $   1,726,655
            Interest .........................................................................                            622,023
                                                                                                                    -------------
            Total income .....................................................................                          2,348,678
                                                                                                                    -------------
=================================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .........................................................    $   1,556,515
            Accounting services ..............................................................           61,632
            Professional fees ................................................................           51,325
            Directors' fees and expenses .....................................................           31,177
            Printing and shareholder reports .................................................           26,733
            Transfer agent fees ..............................................................           25,073
            Repurchase offer fees ............................................................           12,749
            Custodian fees ...................................................................           12,198
            Listing fees .....................................................................            8,135
            Pricing fees .....................................................................              520
            Other ............................................................................           33,023
                                                                                                  -------------
            Total expenses ...................................................................                          1,819,080
                                                                                                                    -------------
            Investment income--net ...........................................................                            529,598
                                                                                                                    -------------
=================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
---------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments--net ..............................................................       15,022,511
               Financial futures contracts--net ..............................................          (87,215)
               Options written--net ..........................................................       (1,565,024)       13,370,272
                                                                                                  -------------
            Change in unrealized appreciation/depreciation on:
               Investments--net ..............................................................        7,506,207
               Financial futures contracts--net ..............................................        1,134,203
               Options written--net ..........................................................       (3,827,139)        4,813,271
                                                                                                  -------------------------------
            Total realized and unrealized gain--net ..........................................                         18,183,543
                                                                                                                    -------------
            Net Increase in Net Assets Resulting from Operations .............................                      $  18,713,141
                                                                                                                    =============

      See Notes to Financial Statements.


12      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Statements of Changes in Net Assets

                                                                                                                    For the Period
                                                                                                    For the Six        July 29,
                                                                                                   Months Ended        2005+ to
                                                                                                     June 30,        December 31,
Increase (Decrease) in Net Assets:                                                                     2006              2005
=================================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ...........................................................    $     529,598     $     788,617
            Realized gain--net ...............................................................       13,370,272           451,282
            Change in unrealized appreciation/depreciation--net ..............................        4,813,271        (2,583,907)
                                                                                                  -------------------------------
            Net increase (decrease) in net assets resulting from operations ..................       18,713,141        (1,344,008)
                                                                                                  -------------------------------
=================================================================================================================================
Dividends to Shareholders
---------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ...........................................................      (18,005,236)         (583,430)
            Tax return of capital ............................................................               --       (14,360,916)
                                                                                                  -------------------------------
            Net decrease in net assets resulting from dividends to shareholders ..............      (18,005,236)      (14,944,346)
                                                                                                  -------------------------------
=================================================================================================================================
Common Stock Transactions
---------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of Common Stock .......................................               --       343,800,000
            Offering costs resulting from the issuance of Common Stock .......................               --          (603,553)
                                                                                                  -------------------------------
            Net increase in net assets resulting from Common Stock transactions ..............               --       343,196,447
                                                                                                  -------------------------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets .....................................................          707,905       326,908,093
            Beginning of period ..............................................................      327,008,101           100,008
                                                                                                  -------------------------------
            End of period* ...................................................................    $ 327,716,006     $ 327,008,101
                                                                                                  ===============================
               * Undistributed (accumulated distributions in excess of) investment income--net    $ (17,270,451)    $     205,187
                                                                                                  ===============================

+     Commencement of operations.

      See Notes to Financial Statements.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         13

Financial Highlights

                                                                                                   For the Period
                                                                              For the Six             July 29,
                                                                              Months Ended            2005+ to
The following per share data and ratios have been derived                       June 30,            December 31,
from information provided in the financial statements.                            2006                  2005
=================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....................        $     18.16           $     19.10
                                                                              -----------------------------------
            Investment income--net*** ................................                .03                   .04
            Realized and unrealized gain (loss)--net .................               1.01                  (.12)
                                                                              -----------------------------------
            Total from investment operations .........................               1.04                  (.08)
                                                                              -----------------------------------
            Less dividends and distributions from:
               Investment income--net ................................              (1.00)                 (.03)
               Tax return of capital .................................                 --                  (.80)
                                                                              -----------------------------------
            Total dividends and distributions ........................              (1.00)                 (.83)
                                                                              -----------------------------------
            Offering costs resulting from the issuance of Common Stock                 --                  (.03)
                                                                              -----------------------------------
            Net asset value, end of period ...........................        $     18.20           $     18.16
                                                                              ===================================
            Market price per share, end of period ....................        $     17.22           $     16.09
                                                                              ===================================
=================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......................               6.07%@                (.14%)@
                                                                              ===================================
            Based on market price per share ..........................              13.27%@              (15.51%)@
                                                                              ===================================
=================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------
            Expenses .................................................               1.05%*                1.07%*
                                                                              ===================================
            Investment income--net ...................................                .31%*                 .56%*
                                                                              ===================================
=================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .................        $   327,716           $   327,008
                                                                              ===================================
            Portfolio turnover .......................................              21.27%                 2.94%
                                                                              ===================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of existence. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund purchases and writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         15
      liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). When cash is received as collateral for purchased options, the Fund may pay interest to the option writer.

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the dividends paid by the Fund during the period July 29, 2005 to December 31, 2005 was characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. Inc. ("ML & Co.").

IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes, but exclude any net assets attributable to leveraging transactions. IQ has entered into a Subadvisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM") pursuant to which MLIM provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay MLIM a monthly fee at an annual rate of .39% of the average daily value of the Fund's net assets plus borrowings for investment purposes, but exclude any net assets attributable to leveraging transactions. There is no increase in the aggregate fees paid by the Fund for these services.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $1,938 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2006.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, IQ and ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including MLIM, to the investment management business of BlackRock, Inc. The transaction is expected to close at the end of the third quarter of 2006.


16      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Notes to Financial Statements (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2006 were $67,482,905 and $81,262,887, respectively.

Transactions in options written for the six months ended June 30, 2006 were as follows:

-------------------------------------------------------------------------------
                                                   Number of          Premiums
                                                   Contracts          Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ....................             2,500       $  2,770,500
Options written ..........................            22,827         27,994,251
Options expired ..........................            (3,247)        (3,125,514)
Options closed ...........................           (19,480)       (22,706,876)
                                                   ----------------------------
Outstanding call options written,
  end of period ..........................             2,600       $  4,932,361
                                                   ============================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2006 remained constant and increased 18,000,000 shares from shares sold during the period July 29, 2005 to December 31, 2005.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

5. Capital Loss Carryforward:

On December 31, 2005, the Fund had a net capital loss carryforward of $2,370,476, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:

On July 21, 2006, 4,501,309 shares (25% of the shares outstanding) were purchased by the Fund from its shareholders at $17.25 per share, (subject to a repurchase fee of $.01 per share) for $77,602,567. In total, 4,862,092 shares (approximately 27% of the Fund's outstanding shares) were validly tendered and not withdrawn prior to the expiration of the Fund's repurchase offer.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         17

Renewal of Current Investment Advisory and Management Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Investment Company Act") has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a "Management Agreement" and together, the "Management Agreements"). Each Fund's Board of Directors receives, reviews and evaluates information concerning the services and personnel of IQ Investment Advisors LLC ("IQ Advisors") and its affiliates at each quarterly meeting of the Board of Directors. While particular emphasis is placed on information concerning profitability, comparability of fees, total expenses and a Fund's investment performance at meetings at which a renewal of the Management Agreement is considered, the process of evaluating IQ Advisors and a Fund's investment advisory arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services provided by IQ Advisors under the Management Agreement is expected to include deliberations at future quarterly meetings.

At a Board meeting held on June 5, 2006, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund's Directors. In considering whether to approve the Management Agreements, the Directors reviewed a meeting book and other materials from counsel to the Funds and from IQ Advisors which: (i) included information concerning the services rendered to the Funds by IQ Advisors and IQ Advisors' affiliates; (ii) contained information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; and
(iii) outlined the legal duties of the Board under the Investment Company Act. The Board also received information from Lipper Inc. ("Lipper") comparing each Fund's fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. In voting to approve the renewal of each Fund's Management Agreement, the Boards considered, in particular, the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates -- The Directors reviewed the services that IQ Advisors has provided to the Funds. The Board of each Fund considered the size, education and experience of IQ Advisors' staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of each Fund's subadviser. In connection with the investment advisory services provided, the Board of Directors discussed in detail with officers of IQ Advisors the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During this discussion, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund's investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Boards of Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Boards of Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund's day-to-day operations and its oversight of Fund accounting. The Boards noted that IQ Advisors has an administrative, legal and compliance staff that helps ensure a high level of quality in the compliance and administrative services provided to the Funds. The Boards also considered each Fund's compliance history. Based on the presentations at the meeting and the Directors' experience as Directors of other investment companies advised by IQ Advisors, the Boards of Directors concluded that the services provided to the Funds by IQ Advisors under the Management Agreements were of a high quality and benefited the Funds.

(b) Investment performance of the Funds and IQ Advisors -- The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Boards of Directors also considered the innovative nature of each Fund. The Boards noted that each Fund uses a relatively unique investment strategy and that comparisons of a Fund's investment performance to the performance of other investment companies were generally not meaningful. The Boards reviewed each Fund's investment performance and compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective, noting that each Fund had been in operation for a relatively short period of time. In particular, the Boards noted that all of the Funds generally performed as expected relative to their respective reference index and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund's performance was satisfactory.


18      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Based on these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of the services provided and profits realized by IQ Advisors and its affiliates from the relationship with the Funds -- The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund's profitability (if any) to IQ Advisors and its affiliates. The Directors also reviewed and considered a report prepared by independent consultants engaged by the Directors to review and evaluate IQ Advisors' methodology in calculating profitability. After discussions with the independent consultants, who participated in the meeting, and reviewing their report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors discussed with representatives of IQ Advisors its general level of profitability (if any), and the profits derived by its affiliates, including MLIM, from operating the Funds. The Boards also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), from the establishment of Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Boards considered federal court decisions discussing an investment adviser's profitability and profitability levels considered to be reasonable in those decisions. The Boards concluded that any profits made by IQ Advisors and its affiliates (including MLIM and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Boards also concluded that each Fund benefited from these services.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Boards considered the extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Boards noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from the appreciation of Fund assets. The Boards also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Boards determined that no changes were currently necessary to each Fund's fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees after the one-year renewal term of the Management Agreements.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients -- The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund's contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the relatively unique nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison might have investment strategies and restrictions different from those of the Funds. The Boards did not consider compensation paid with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund's strategy in connection with only its registered funds. In particular, the Boards noted that each Fund's contractual management fee rate at a common asset level was lower than the median fee rate of its peer funds.

Conclusion -- No single factor was determinative to the decision of the Boards. Based on the foregoing and such other matters as were deemed relevant, all of the Directors who were present at the June 5, 2006 meeting concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Boards also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds of similar size. As a result, the Board of Directors of each Fund approved the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

"Dow 30" is a service mark of Dow Jones & Company, Inc.
"S&P 500" is a registered trademark of the McGraw-Hill Companies.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         19

Renewal of Current Investment Subadvisory Agreements

The Board of Directors of each Fund, currently consisting solely of Independent Directors, at a meeting held on June 5, 2006 considered and approved the renewal of the Current Investment Subadvisory Agreement of each Fund (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements"). Each Subadvisory Agreement was considered separately by the relevant Fund's Directors. At each quarterly meeting of the Board of Directors, each Fund's Board receives, reviews and evaluates information concerning the services and personnel of MLIM, as subadviser to each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc., PEA Capital LLC ("PEA"), as subadviser to each of S&P 500(R) Covered Call Fund Inc. and Enhanced S&P 500(R) Covered Call Fund Inc., and Nuveen Asset Management ("Nuveen", and together with MLIM and PEA, the "Subadvisers"), as subadviser to Dow 30(SM) Premium & Dividend Income Fund Inc. While particular emphasis is placed on information concerning a Fund's investment performance at meetings at which a renewal of the Subadvisory Agreements is considered, the process of evaluating each Subadviser and the Fund's subadvisory arrangements is an ongoing one.

(a) The nature, extent and quality of services provided by each Subadviser -- The Directors reviewed the services that each Subadviser provides to each of their respective Funds. In connection with the investment subadvisory services provided to the respective Funds, the Directors discussed in detail with officers of IQ Advisors and members of each Subadviser's portfolio management team, the management of each Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. Drawing on their collective industry experience, the Directors discussed each Fund's investment strategy with representatives from each Subadviser, including discussions regarding the premises underlying the Fund's investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser's portfolio management teams. With respect to Funds subadvised by MLIM, the Directors discussed the fact that MLIM would be merging with BlackRock to form a new advisory firm and considered the potential effects such merger may have on such Funds before and after the merger. With respect to Funds subadvised by PEA, the Directors discussed the fact that it was being contemplated that PEA would be dissolved and all of its personnel and resources would be transferred to its affiliate, Oppenheimer Capital LLC. The Directors considered the potential effects such novation may have on the Funds subadvised by PEA and determined that it would not result in any change in the way in which the Funds are managed or operated and would not harm the Funds in any manner and that there would not be an assignment of the Subadvisory Agreement within the meaning of the Investment Company Act.

The Board of Directors of each Fund concluded that the services provided to the Fund by each of the Subadvisers under the Subadvisory Agreement were of a high quality and would continue to benefit the respective Funds.

(b) Investment performance of the Funds and each Subadviser -- The Board of Directors of each Fund received and considered information about the Fund's investment performance in comparison to the performance of its relative reference index and also in light of its stated investment objective and made the determinations discussed above under "Renewal of Current Investment Advisory and Management Agreements." Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of the services provided and profits realized by each Subadviser from its relationship with the relevant Funds -- The Directors considered the profitability to MLIM of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under "Renewal of Current Investment Advisory and Management Agreements". Based on such information, the Boards concluded that MLIM's profits are acceptable in relation to the nature, extent and quality of services provided.

The Directors noted that profitability data was not provided with respect to the unaffiliated Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at "arm's length" between the Subadviser and IQ Advisors.

Each Fund's Board of Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with the Fund, including the reputational benefits from managing the Funds. The Board of Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale -- The Boards considered the


20      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006
extent to which economies of scale might be realized if the assets of the Funds increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser's fees are paid by IQ Advisors out of its fees and not by the Funds directly. The Boards noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from the appreciation of Fund assets. The Boards also noted that each Fund, except for Dow 30(SM) Premium & Dividend Income Fund Inc. and S&P 500(R) Covered Call Fund Inc., is an interval fund that periodically allows stockholders to tender their shares to the Funds and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee after the one-year renewal term of the Subadvisory Agreements.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients -- The Boards discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Boards as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Boards concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion -- No single factor was determinative to the decision of the Boards. Based on the foregoing and such other matters as were deemed relevant, all of the Directors present at the June 5, 2006 meeting concluded that the relevant subadvisory fee rate was reasonable in relation to the services provided by each Subadviser. As a result, all of the Directors approved the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

"GEARED" is a service mark of Merrill Lynch & Co.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         21

Approval of New Subadvisory Agreements

At a meeting held on June 5, 2006, the Board of each Fund, currently consisting only of Independent Directors, discussed and approved the New Subadvisory Agreements between IQ Advisors and Merrill Lynch Investment Managers, LLC ("MLIM, LLC") in respect of each of S&P 500(R) GEARED(SM) Fund Inc. and Small Cap Premium & Dividend Income Fund Inc. Each New Subadvisory Agreement was considered separately by the relevant Fund's Directors. To assist the Boards in their consideration of the New Subadvisory Agreements, representatives of IQ Advisors and MLIM provided materials and information about the Transaction to the Directors and were available at the meeting to respond to questions raised by the Directors. The Directors were represented by their independent legal counsel who assisted them in their deliberations.

At the June 5, 2006 Board meetings, the Directors discussed the Transaction with representatives of IQ Advisors and MLIM. The Directors discussed, among other things, the nature, extent and quality of the services to be provided to the Funds by MLIM, LLC. The Directors inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of MLIM being transferred to BlackRock in connection with the Transaction. Following their discussions with the representatives of IQ Advisors and MLIM and after reviewing the written materials provided, the Directors met in executive session with their independent legal counsel to consider the New Subadvisory Agreements.

In approving the New Subadvisory Agreements, the Directors of each Fund noted in particular that earlier in the meeting they had performed a full annual review of the Current Subadvisory Agreements and voted to renew such agreements. During the course of this review the Directors considered such matters as they determined relevant in the exercise of their reasonable judgment, including that MLIM had the capabilities, resources and personnel necessary to provide the subadvisory services currently provided to each Fund. In addition to the information considered and the conclusions drawn in their renewal of the Current Subadvisory Agreements, the Directors considered, among other things, the following factors in approving the New Subadvisory Agreements:

(i) that representatives of MLIM advised the Boards that following the Transaction there is not expected to be any diminution in the nature, extent and quality of services provided to the Funds and their stockholders by MLIM, LLC, including investment management, administrative and compliance services;

(ii) the fact that the portfolio management team at MLIM that currently advises the Funds was expected to continue to advise the Funds following the Transaction;

(iii) the benefits of having the same portfolio management team continue to administer each Fund's investment program;

(iv) the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries, including MLIM, LLC;

(v) that BlackRock and its wholly owned subsidiaries and affiliates, including MLIM, LLC, are experienced and respected asset management firms;

(vi) the fact that the schedule of each Fund's total advisory and subadvisory fees will not increase by virtue of the New Subadvisory Agreements;

(vii) the terms and conditions of the New Subadvisory Agreements, including the fact that the services to be provided under each Fund's New Subadvisory Agreement are substantially the same as under its Current Subadvisory Agreement; and

(viii) that the Funds would not bear the costs of obtaining stockholder approval of the New Subadvisory Agreements.

Based on their consideration of these and other factors the Boards deemed relevant to their deliberations, and the information and conclusions drawn in their renewal of the Current Subadvisory Agreements, the Board of Directors approved the New Subadvisory Agreement for each Fund.


22      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be determined by reference to the exercise date of the call spreads and written call options that comprise the Fund's transactions (as described in the Fund's prospectus) for an annual period; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


        SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.   JUNE 30, 2006         23

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide stockholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                  #IQRCC -- 6/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                                9,700   24/7 Real Media, Inc. (a)                           $     85,166
                                                           7,600   Advo, Inc.                                               187,036
                                                          18,200   aQuantive, Inc. (a)                                      461,006
                                                          11,600   Catalina Marketing Corp.                                 330,136
                                                           7,600   inVentiv Health, Inc. (a)                                218,728
                                                           5,500   Marchex, Inc. Class B (a)                                 90,365
                                                          11,400   Valassis Communications, Inc. (a)                        268,926
                                                          24,600   ValueClick, Inc. (a)                                     377,610
                                                                                                                       ------------
                                                                                                                          2,018,973
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                           2,200   Argon St, Inc. (a)                                        58,586
                                                          11,000   Curtiss-Wright Corp.                                     339,680
                                                           5,800   Heico Corp.                                              164,430
                                                           4,000   K&F Industries Holdings, Inc. (a)                         70,920
                                                           3,800   Ladish Co., Inc. (a)                                     142,386
                                                           2,400   MTC Technologies, Inc. (a)                                56,712
                                                           8,800   Moog, Inc. Class A (a)                                   301,136
                                                          14,400   Orbital Sciences Corp. (a)                               232,416
                                                           7,900   Teledyne Technologies, Inc. (a)                          258,804
                                                           1,600   TransDigm Group, Inc. (a)                                 38,320
                                                           2,600   United Industrial Corp.                                  117,650
                                                                                                                       ------------
                                                                                                                          1,781,040
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture Fishing & Ranching - 0.2%                        900   Alico, Inc.                                               49,599
                                                           3,400   The Andersons, Inc.                                      141,474
                                                           8,500   Delta & Pine Land Co.                                    249,900
                                                          12,200   Gold Kist, Inc. (a)                                      163,114
                                                                                                                       ------------
                                                                                                                            604,087
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 1.1%                                       9,000   AAR Corp. (a)                                            200,070
                                                          14,000   ABX Air, Inc. (a)                                         84,560
                                                          20,400   AirTran Holdings, Inc. (a)                               303,144
                                                           8,800   Alaska Air Group, Inc. (a)                               346,896
                                                           5,400   Atlas Air Worldwide Holdings, Inc. (a)                   264,816
                                                           7,600   Aviall, Inc. (a)                                         361,152
                                                           5,600   Bristow Group, Inc. (a)                                  201,600
                                                           7,500   EGL, Inc. (a)                                            376,500
                                                           9,400   ExpressJet Holdings, Inc. (a)                             64,954
                                                          11,000   Frontier Airlines Holdings, Inc. (a)                      79,310
                                                          43,400   JetBlue Airways Corp. (a)                                526,876
                                                             100   MAIR Holdings, Inc. (a)                                      621
                                                           8,700   Mesa Air Group, Inc. (a)                                  85,695
                                                           2,500   PHI, Inc. (a)                                             83,000
                                                           6,500   Republic Airways Holdings, Inc. (a)                      110,630
                                                          15,600   SkyWest, Inc.                                            386,880
                                                                                                                       ------------
                                                                                                                          3,476,704
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                            7,000   Aleris International, Inc. (a)                           320,950
                                                           5,900   Century Aluminum Co. (a)                                 210,571
                                                                                                                       ------------
                                                                                                                            531,521
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                            5,200   Aftermarket Technology Corp. (a)                         129,220
                                                           4,000   Commercial Vehicle Group, Inc. (a)                        82,720
                                                           4,500   Keystone Automotive Industries, Inc. (a)                 189,990
                                                           4,500   Superior Industries International, Inc.                   82,305
                                                                                                                       ------------
                                                                                                                            484,235
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.5%                     11,100   American Axle & Manufacturing Holdings, Inc.             189,921
                                                          15,800   ArvinMeritor, Inc.                                       271,602
                                                           6,700   IMPCO Technologies, Inc. (a)                              71,489

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          15,400   Lear Corp.                                          $    342,034
                                                           2,750   Noble International Ltd.                                  39,380
                                                          10,400   Quantum Fuel Systems Technologies Worldwide,
                                                                   Inc. (a)                                                  35,360
                                                           1,300   Sauer-Danfoss, Inc.                                       33,046
                                                          10,800   Tenneco, Inc. (a)                                        280,800
                                                          30,800   Visteon Corp. (a)                                        222,068
                                                                                                                       ------------
                                                                                                                          1,485,700
-----------------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.2%                                 3,300   Accuride Corp. (a)                                        41,151
                                                           1,500   Miller Industries, Inc. (a)                               31,050
                                                           9,100   Modine Manufacturing Co.                                 212,576
                                                          13,900   Navistar International Corp. (a)                         342,079
                                                           7,500   Wabash National Corp.                                    115,200
                                                                                                                       ------------
                                                                                                                            742,056
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                                6,100   Signature Bank (a)                                       197,518
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.9%                        2,600   1st Source Corp.                                          87,958
                                                           3,200   Alabama National Bancorp                                 218,080
                                                           5,800   Amcore Financial, Inc.                                   169,998
                                                           3,600   AmericanWest Bancorp                                      81,540
                                                           2,900   Ameris Bancorp                                            67,106
                                                           1,545   Arrow Financial Corp.                                     42,379
                                                           1,700   BancFirst Corp.                                           76,075
                                                           1,100   BancTrust Financial Group, Inc.                           25,817
                                                           2,000   The Bancorp, Inc. (a)                                     50,020
                                                           3,100   Bank of Granite Corp.                                     64,573
                                                           2,700   Bank of the Ozarks, Inc.                                  89,910
                                                           5,400   BankFinancial Corp.                                       93,420
                                                           2,900   Banner Corp.                                             111,766
                                                           9,500   Boston Private Financial Holdings, Inc.                  265,050
                                                          13,075   CVB Financial Corp.                                      204,756
                                                           3,700   Cadence Financial Corp.                                   82,399
                                                           1,100   Camden National Corp.                                     43,890
                                                           2,200   Capital City Bank Group, Inc.                             66,440
                                                           2,100   Capital Corp. of the West                                 67,200
                                                           2,500   Capitol Bancorp Ltd.                                      97,375
                                                           5,800   Cardinal Financial Corp.                                  67,396
                                                           5,400   Cascade Bancorp                                          152,982
                                                          12,000   Cathay General Bancorp                                   436,560
                                                          14,100   Centennial Bank Holdings, Inc. (a)                       145,794
                                                           4,200   Center Financial Corp.                                    99,288
                                                             800   Centerstate Banks of Florida, Inc.                        16,400
                                                           8,100   Central Pacific Financial Corp.                          313,470
                                                           5,600   Chemical Financial Corp.                                 171,360
                                                          10,600   Chittenden Corp.                                         274,010
                                                          11,000   Citizens Banking Corp.                                   268,510
                                                           1,400   CityBank                                                  65,478
                                                           4,800   City Holding Co.                                         173,472
                                                             500   Clifton Savings Bancorp, Inc.                              5,415
                                                           3,400   CoBiz, Inc.                                               76,568
                                                           1,200   Columbia Bancorp                                          30,084
                                                           4,400   Columbia Banking System, Inc.                            164,472
                                                           1,500   Community Bancorp (a)                                     46,620
                                                           1,900   Community Bancorp Inc.                                    80,389
                                                           7,200   Community Bank System, Inc.                              145,224

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,730   Community Banks, Inc.                               $    148,980
                                                           3,600   Community Trust Bancorp, Inc.                            125,748
                                                          10,500   Corus Bankshares, Inc.                                   274,890
                                                          20,300   Doral Financial Corp.                                    130,123
                                                           2,000   Enterprise Financial Services Corp.                       50,900
                                                             700   Farmers Capital Bank Corp.                                22,421
                                                          17,200   First BanCorp                                            159,960
                                                           1,400   First Bancorp                                             29,400
                                                           2,200   First Busey Corp.                                         45,034
                                                           7,400   First Charter Corp.                                      181,522
                                                          16,300   First Commonwealth Financial Corp.                       207,010
                                                           5,100   First Community Bancorp, Inc.                            301,308
                                                           2,200   First Community Bancshares, Inc.                          72,578
                                                           8,000   First Financial Bancorp                                  119,280
                                                           4,100   First Financial Bankshares, Inc.                         149,814
                                                           3,200   First Financial Corp.                                     96,032
                                                           4,100   First Merchants Corp.                                     99,671
                                                          12,700   First Midwest Bancorp, Inc.                              470,916
                                                             800   First Oak Brook Bancshares, Inc.                          29,600
                                                             700   First Regional Bancorp (a)                                61,600
                                                           1,950   First South Bancorp, Inc.                                 66,749
                                                           5,500   First State Bancorp                                      130,790
                                                          20,400   FirstMerit Corp.                                         427,176
                                                           2,000   Flag Financial Corp.                                      38,900
                                                             900   FNB Corp.                                                 33,300
                                                           6,800   Franklin Bank Corp. (a)                                  137,292
                                                           5,700   Frontier Financial Corp.                                 193,743
                                                           1,800   GB&T Bancshares, Inc.                                     39,168
                                                           7,000   Glacier Bancorp, Inc.                                    204,890
                                                          13,100   Greater Bay Bancorp                                      376,625
                                                           2,100   Greene County Bancshares, Inc.                            65,016
                                                           7,000   Hancock Holding Co.                                      392,000
                                                           9,700   Hanmi Financial Corp.                                    188,568
                                                           6,560   Harleysville National Corp.                              139,138
                                                           2,300   Heartland Financial USA, Inc.                             61,295
                                                           2,800   Heritage Commerce Corp.                                   69,412
                                                              26   Huntington Bancshares, Inc.                                  613
                                                           9,915   Independent Bank Corp.                                   282,977
                                                           5,200   Integra Bank Corp.                                       113,100
                                                           3,100   Interchange Financial Services Corp.                      69,750
                                                          10,106   International Bancshares Corp.                           277,713
                                                           1,900   Intervest Bancshares Corp. (a)                            76,950
                                                          12,700   Investors Bancorp, Inc. (a)                              172,085
                                                           3,900   Irwin Financial Corp.                                     75,621
                                                           2,600   Lakeland Bancorp, Inc.                                    40,742
                                                           2,700   Lakeland Financial Corp.                                  65,583
                                                           3,255   Macatawa Bank Corp.                                       76,134
                                                           3,600   MainSource Financial Group, Inc.                          62,748
                                                           5,000   MB Financial, Inc.                                       176,800
                                                           2,200   MBT Financial Corp.                                       35,200
                                                           2,630   Mercantile Bank Corp.                                    104,806
                                                             200   MetroCorp Bancshares, Inc.                                 5,856
                                                           5,300   Mid-State Bancshares                                     148,400

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           4,000   Midwest Banc Holdings, Inc.                         $     89,000
                                                           7,500   NBT Bancorp, Inc.                                        174,225
                                                           6,700   Nara Bancorp, Inc.                                       125,625
                                                          10,075   National Penn Bancshares, Inc.                           200,090
                                                             945   Northern Empire Bancshares (a)                            22,680
                                                          16,100   Old National Bancorp                                     321,517
                                                           4,200   Old Second Bancorp, Inc.                                 130,200
                                                           2,200   Omega Financial Corp.                                     68,882
                                                           5,000   Oriental Financial Group                                  63,800
                                                          11,200   Pacific Capital Bancorp                                  348,544
                                                           2,800   Park National Corp.                                      276,668
                                                           2,500   Peoples Bancorp, Inc.                                     74,600
                                                           3,100   Pinnacle Financial Partners, Inc. (a)                     94,333
                                                           5,200   Piper Jaffray Cos. (a)                                   318,292
                                                           4,100   Placer Sierra Bancshares                                  95,079
                                                           1,600   Preferred Bank                                            85,776
                                                           3,455   PremierWest Bancorp                                       49,026
                                                           4,300   PrivateBancorp, Inc.                                     178,063
                                                           6,800   Prosperity Bancshares, Inc.                              223,652
                                                           8,700   Provident Bankshares Corp.                               316,593
                                                           1,700   Renasant Corp.                                            68,595
                                                          20,570   Republic Bancorp, Inc.                                   254,862
                                                           1,820   Republic Bancorp, Inc. Class A                            37,492
                                                           7,900   R-G Financial Corp. Class B                               67,861
                                                           6,000   S&T Bancorp, Inc.                                        199,380
                                                           1,200   SCBT Financial Corp.                                      42,780
                                                           9,100   SVB Financial Group (a)                                  413,686
                                                           1,785   SY Bancorp, Inc.                                          49,052
                                                           3,500   Sandy Spring Bancorp, Inc.                               126,210
                                                             200   Santander BanCorp                                          4,924
                                                           3,100   Seacoast Banking Corp. of Florida                         82,553
                                                           2,100   Security Bank Corp.                                       46,767
                                                           1,000   Shore Bancshares, Inc.                                    27,130
                                                             400   Sierra Bancorp                                            10,488
                                                           3,100   Simmons First National Corp. Class A                      89,931
                                                             800   Smithtown Bancorp, Inc.                                   19,328
                                                           3,845   Southside Bancshares, Inc.                                85,820
                                                           4,600   Southwest Bancorp, Inc.                                  117,300
                                                           1,800   State National Bancshares, Inc.                           68,598
                                                          12,600   Sterling Bancshares, Inc.                                236,250
                                                           6,100   Sterling Financial Corp.                                 133,590
                                                           2,500   Suffolk Bancorp                                           81,875
                                                           2,500   Summit Bancshares, Inc.                                   53,025
                                                           3,515   Sun Bancorp, Inc. (a)                                     57,084
                                                           4,200   Superior Bancorp (a)                                      46,200
                                                          11,200   Susquehanna Bancshares, Inc.                             267,680
                                                             700   Taylor Capital Group, Inc.                                28,567
                                                           6,600   Texas Capital Bancshares, Inc. (a)                       153,780
                                                          11,740   Texas Regional Bancshares, Inc. Class A                  445,181
                                                           1,490   Tompkins Trustco, Inc.                                    64,070
                                                           2,700   Trico Bancshares                                          73,926
                                                          18,000   TrustCo Bank Corp. NY                                    198,360
                                                          11,800   Trustmark Corp.                                          365,446
                                                          24,300   UCBH Holdings, Inc.                                      401,922

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           7,600   UMB Financial Corp.                                 $    253,384
                                                           2,575   USB Holding Co., Inc.                                     57,938
                                                          14,588   Umpqua Holdings Corp.                                    374,182
                                                           2,100   Union Bankshares Corp.                                    90,594
                                                           9,700   United Bankshares, Inc.                                  355,311
                                                           8,100   United Community Banks, Inc.                             246,564
                                                             500   United Security Bancshares                                10,695
                                                           2,000   Univest Corp. of Pennsylvania                             55,240
                                                           3,300   Vineyard National Bancorp                                 88,770
                                                           4,900   Virginia Commerce Bancorp (a)                            117,110
                                                           1,600   Virginia Financial Group, Inc.                            67,552
                                                           3,900   Washington Trust Bancorp, Inc.                           108,108
                                                           6,300   WesBanco, Inc.                                           195,237
                                                           4,000   West Bancorp., Inc.                                       74,680
                                                           3,500   West Coast Bancorp                                       103,145
                                                           8,100   Westamerica Bancorp                                      396,657
                                                           2,300   Western Alliance Bancorp (a)                              79,994
                                                           5,300   Wilshire Bancorp, Inc.                                    95,506
                                                           6,400   Wintrust Financial Corp.                                 325,440
                                                           2,300   Yardville National Bancorp                                82,179
                                                                                                                       ------------
                                                                                                                         22,719,815
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                        3,300   Boston Beer Co., Inc. Class A (a)                         96,657
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                               1,000   Coca-Cola Bottling Co. Consolidated                       50,770
                                                             400   Farmer Bros. Co.                                           8,672
                                                           1,100   Green Mountain Coffee Roasters, Inc. (a)                  44,187
                                                           7,200   Jones Soda Co. (a)                                        64,800
                                                           1,800   National Beverage Corp.                                   25,830
                                                           4,100   Peet's Coffee & Tea, Inc. (a)                            123,779
                                                                                                                       ------------
                                                                                                                            318,038
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                                   8,400   ADVENTRX Pharmaceuticals, Inc. (a)                        26,628
Production - 2.5%                                         11,800   AVI BioPharma, Inc. (a)                                   44,250
                                                           5,700   Acadia Pharmaceuticals, Inc. (a)                          48,108
                                                           2,400   Advanced Magnetics, Inc. (a)                              72,528
                                                           7,400   Albany Molecular Research, Inc. (a)                       79,032
                                                           8,000   Alexion Pharmaceuticals, Inc. (a)                        288,960
                                                           6,600   Alnylam Pharmaceuticals, Inc. (a)                         99,528
                                                             800   Altus Pharmaceuticals, Inc. (a)                           14,760
                                                           7,900   American Oriental Bioengineering, Inc. (a)                43,687
                                                          17,300   Applera Corp. - Celera Genomics Group (a)                224,034
                                                          10,900   Arena Pharmaceuticals, Inc. (a)                          126,222
                                                          15,600   Ariad Pharmaceuticals, Inc. (a)                           70,356
                                                          11,700   Array BioPharma, Inc. (a)                                100,620
                                                           6,300   Arthrocare Corp. (a)                                     264,663
                                                          11,800   Bioenvision, Inc. (a)                                     62,894
                                                          12,200   Cell Genesys, Inc. (a)                                    61,244
                                                           2,800   Coley Pharmaceutical Group, Inc. (a)                      32,340
                                                           4,100   CombinatoRx, Inc. (a)                                     36,039
                                                           4,600   CoTherix, Inc. (a)                                        39,606
                                                          13,800   Cubist Pharmaceuticals, Inc. (a)                         347,484
                                                          10,300   Cypress Bioscience, Inc. (a)                              63,242
                                                           3,900   Cytokinetics, Inc. (a)                                    24,531
                                                          15,300   deCODE genetics, Inc. (a)                                 94,707
                                                           4,700   Digene Corp. (a)                                         182,078

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,600   Diversa Corp. (a)                                   $     54,096
                                                          16,400   Encysive Pharmaceuticals, Inc. (a)                       113,652
                                                          12,900   Enzon Pharmaceuticals, Inc. (a)                           97,266
                                                          19,000   Exelixis, Inc. (a)                                       190,950
                                                           6,300   Genitope Corp. (a)                                        39,816
                                                           1,500   Genomic Health, Inc. (a)                                  17,655
                                                          22,800   Genta, Inc. (a)                                           37,392
                                                          15,800   Geron Corp. (a)                                          109,020
                                                           5,100   Hana Biosciences, Inc. (a)                                46,257
                                                          33,100   Human Genome Sciences, Inc. (a)                          354,170
                                                          15,600   ICOS Corp. (a)                                           343,044
                                                           4,100   Idenix Pharmaceuticals Inc. (a)                           38,540
                                                          22,600   Incyte Corp. (a)                                         103,960
                                                           4,600   Integra LifeSciences Holdings Corp. (a)                  178,526
                                                           7,600   InterMune, Inc. (a)                                      125,020
                                                           3,400   Kendle International, Inc. (a)                           124,882
                                                           3,600   Kensey Nash Corp. (a)                                    106,200
                                                           9,000   Keryx Biopharmaceuticals, Inc. (a)                       127,800
                                                          14,300   Lexicon Genetics, Inc. (a)                                62,777
                                                           5,100   MannKind Corp. (a)                                       108,681
                                                           8,200   Martek Biosciences Corp. (a)                             237,390
                                                           4,400   Maxygen, Inc. (a)                                         32,912
                                                           3,200   Metabasis Therapeutics, Inc. (a)                          24,416
                                                           3,900   Momenta Pharmaceuticals Inc. (a)                          49,569
                                                          40,100   Monogram Biosciences, Inc. (a)                            79,398
                                                           9,600   Myogen, Inc. (a)                                         278,400
                                                           8,800   Myriad Genetics, Inc. (a)                                222,200
                                                          14,200   NPS Pharmaceuticals, Inc. (a)                             69,296
                                                          14,400   Nabi Biopharmaceuticals (a)                               82,656
                                                           6,300   Nastech Pharmaceutical Co., Inc. (a)                      99,540
                                                          10,600   Neurocrine Biosciences, Inc. (a)                         112,360
                                                           7,900   Northfield Laboratories, Inc. (a)                         78,131
                                                          12,400   Nuvelo, Inc. (a)                                         206,460
                                                          13,000   OSI Pharmaceuticals, Inc. (a)                            428,480
                                                           3,600   PRA International Inc. (a)                                80,172
                                                           9,400   Panacos Pharmaceuticals, Inc. (a)                         51,888
                                                          51,100   Peregrine Pharmaceuticals, Inc. (a)                       81,249
                                                           4,500   Progenics Pharmaceuticals, Inc. (a)                      108,270
                                                           5,900   Rigel Pharmaceuticals, Inc. (a)                           57,407
                                                           8,900   Sangamo Biosciences, Inc. (a)                             52,510
                                                          14,800   Savient Pharmaceuticals, Inc. (a)                         77,700
                                                           8,900   Serologicals Corp. (a)                                   279,816
                                                           6,900   Sirna Therapeutics, Inc. (a)                              39,330
                                                           3,800   Solexa, Inc. (a)                                          32,300
                                                           5,800   Tanox, Inc. (a)                                           80,214
                                                          12,500   Telik, Inc. (a)                                          206,250
                                                           4,400   Trimeris, Inc. (a)                                        50,556
                                                          14,700   ViroPharma, Inc. (a)                                     126,714
                                                           7,800   ZymoGenetics, Inc. (a)                                   147,966
                                                                                                                       ------------
                                                                                                                          8,300,795
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials 0.6%                                    1,900   Ameron International Corp.                               127,338
                                                           2,200   BlueLinx Holdings, Inc.                                   28,666
                                                           7,700   Building Material Holding Corp.                          214,599

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           4,800   LSI Industries, Inc.                                $     81,552
                                                           5,400   NCI Building Systems, Inc. (a)                           287,118
                                                           9,700   Simpson Manufacturing Co., Inc.                          349,685
                                                           5,600   Texas Industries, Inc.                                   297,360
                                                           3,200   Trex Co., Inc. (a)                                        82,848
                                                           6,600   Watsco, Inc.                                             394,812
                                                           3,900   Zoltek Cos., Inc. (a)                                    116,571
                                                                                                                       ------------
                                                                                                                          1,980,549
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                    6,200   US Concrete, Inc. (a)                                     68,510
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                        1,200   Aaon, Inc.                                                30,792
                                                           5,500   Interline Brands, Inc. (a)                               128,590
                                                          20,200   Jacuzzi Brands, Inc. (a)                                 177,760
                                                                                                                       ------------
                                                                                                                            337,142
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                             3,000   Builders FirstSource, Inc. (a)                            61,080
                                                           8,200   Comfort Systems USA, Inc.                                117,178
                                                           3,700   Drew Industries, Inc. (a)                                119,880
                                                           4,000   Goodman Global, Inc. (a)                                  60,720
                                                           8,300   Griffon Corp. (a)                                        216,630
                                                                                                                       ------------
                                                                                                                            575,488
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                      11,600   Beacon Roofing Supply, Inc. (a)                          255,316
                                                           5,800   ElkCorp                                                  161,066
                                                                                                                       ------------
                                                                                                                            416,382
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                         109,100   Charter Communications, Inc. Class A (a)                 123,283
                                                           5,000   Crown Media Holdings, Inc. Class A (a)                    20,600
                                                          20,900   TiVo, Inc. (a)                                           149,435
                                                                                                                       ------------
                                                                                                                            293,318
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%                                  6,200   Ameristar Casinos, Inc.                                  120,590
                                                           8,900   Aztar Corp. (a)                                          462,444
                                                          11,900   Bally Technologies, Inc. (a)                             195,993
                                                           3,800   Century Casinos, Inc. (a)                                 40,698
                                                           1,300   Churchill Downs, Inc.                                     48,685
                                                           4,650   Dover Downs Gaming & Entertainment, Inc.                  91,326
                                                           3,800   Isle of Capri Casinos, Inc. (a)                           97,470
                                                           4,000   Lakes Entertainment, Inc. (a)                             48,360
                                                           7,500   MTR Gaming Group, Inc. (a)                                70,350
                                                           9,600   Magna Entertainment Corp. Class A (a)                     50,496
                                                           1,600   Monarch Casino & Resort, Inc. (a)                         44,992
                                                           8,000   Multimedia Games, Inc. (a)                                81,040
                                                          11,500   Pinnacle Entertainment, Inc. (a)                         352,475
                                                          10,200   Progressive Gaming International Corp. (a)                79,560
                                                           1,700   Riviera Holdings Corp. (a)                                35,190
                                                           9,000   Shuffle Master, Inc. (a)                                 295,020
                                                           5,500   Trump Entertainment Resorts, Inc. (a)                    110,825
                                                           5,700   WMS Industries, Inc. (a)                                 156,123
                                                                                                                       ------------
                                                                                                                          2,381,637
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                           3,100   American Vanguard Corp.                                   47,988
                                                           5,700   Arch Chemicals, Inc.                                     205,485
                                                           2,800   Balchem Corp.                                             63,000
                                                          11,200   CF Industries Holdings, Inc.                             159,712
                                                           5,500   Cabot Microelectronics Corp. (a)                         166,705
                                                           9,900   Calgon Carbon Corp.                                       60,291
                                                           6,400   Cambrex Corp.                                            133,312
                                                           4,600   China BAK Battery, Inc. (a)                               39,146
                                                           9,900   Energy Conversion Devices, Inc. (a)                      360,657

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          10,100   EnerSys (a)                                         $    211,090
                                                           9,200   Georgia Gulf Corp.                                       230,184
                                                          27,300   Hercules, Inc. (a)                                       416,598
                                                           2,800   Innospec, Inc.                                            71,176
                                                           6,600   MacDermid, Inc.                                          190,080
                                                           4,100   Medis Technologies Ltd. (a)                               83,148
                                                           1,800   NL Industries, Inc.                                       19,350
                                                           4,200   NewMarket Corp.                                          206,052
                                                           4,800   Nuco2, Inc. (a)                                          115,392
                                                           7,000   OM Group, Inc. (a)                                       215,950
                                                           6,700   Omnova Solutions, Inc. (a)                                38,056
                                                           2,800   Pioneer Cos., Inc. (a)                                    76,384
                                                          22,200   PolyOne Corp. (a)                                        194,916
                                                           7,200   Rockwood Holdings, Inc. (a)                              165,672
                                                           8,000   Schulman A, Inc.                                         183,120
                                                           5,900   Senomyx, Inc. (a)                                         85,137
                                                           2,400   Stepan Co.                                                75,792
                                                           5,000   Tronox, Inc. Class A                                      64,900
                                                           3,500   Tronox, Inc. Class B                                      46,095
                                                          10,900   UAP Holding Corp.                                        237,729
                                                          16,300   WR Grace & Co. (a)                                       190,710
                                                                                                                       ------------
                                                                                                                          4,353,827
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                               11,400   Alpha Natural Resources, Inc. (a)                        223,668
                                                          24,700   International Coal Group, Inc. (a)                       177,593
                                                           3,800   James River Coal Co. (a)                                 100,662
                                                             800   Westmoreland Coal Co. (a)                                 18,976
                                                                                                                       ------------
                                                                                                                            520,899
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                     8,000   Arbitron, Inc.                                           306,640
                                                         110,700   CMGI, Inc. (a)                                           133,947
                                                           8,000   infoUSA, Inc.                                             82,480
                                                           4,400   LECG Corp. (a)                                            81,268
                                                           6,100   ProQuest Co. (a)                                          74,969
                                                           4,900   Sourcecorp (a)                                           121,471
                                                                                                                       ------------
                                                                                                                            800,775
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                             16,000   Entravision Communications Corp. Class A (a)             137,120
                                                          58,400   Gemstar-TV Guide International, Inc. (a)                 205,568
                                                                                                                       ------------
                                                                                                                            342,688
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.7%                          93,700   3Com Corp. (a)                                           479,744
                                                          16,400   ADTRAN, Inc.                                             367,852
                                                           5,300   Anaren, Inc. (a)                                         108,597
                                                           8,400   Anixter International, Inc.                              398,664
                                                          11,600   Atheros Communications Inc. (a)                          219,936
                                                          30,400   Avanex Corp. (a)                                          53,504
                                                          12,500   Avocent Corp. (a)                                        328,125
                                                           2,300   Bel Fuse, Inc.                                            75,463
                                                           4,900   Black Box Corp.                                          187,817
                                                          18,300   Broadwing Corp. (a)                                      189,405
                                                          68,100   Brocade Communications Systems, Inc. (a)                 418,134
                                                          12,500   CSG Systems International Inc. (a)                       309,250
                                                           3,200   Carrier Access Corp. (a)                                  26,464
                                                           3,800   Cbeyond Communications, Inc. (a)                          82,878
                                                           3,300   Cogent Communications Group, Inc. (a)                     30,921
                                                          13,400   CommScope, Inc. (a)                                      421,028

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           4,800   Comtech Group, Inc. (a)                             $     53,424
                                                           6,100   Comtech Telecommunications Corp. (a)                     178,547
                                                             400   CPI International, Inc. (a)                                5,800
                                                           5,500   Digi International, Inc. (a)                              68,915
                                                           8,100   Ditech Networks, Inc. (a)                                 70,632
                                                           7,400   Echelon Corp. (a)                                         55,426
                                                           2,400   EMS Technologies, Inc. (a)                                43,128
                                                          33,100   Extreme Networks Inc. (a)                                137,696
                                                          50,000   Finisar Corp. (a)                                        163,500
                                                          33,100   Foundry Networks, Inc. (a)                               352,846
                                                          17,800   Harmonic, Inc. (a)                                        79,744
                                                           3,700   ID Systems, Inc. (a)                                      65,601
                                                           8,100   InPhonic, Inc. (a)                                        51,030
                                                           5,900   Inter-Tel, Inc.                                          124,254
                                                           9,200   InterVoice, Inc. (a)                                      65,504
                                                           8,500   Ixia (a)                                                  76,500
                                                          12,700   j2 Global Communications, Inc. (a)                       396,494
                                                           1,900   Loral Space & Communications Ltd. (a)                     53,884
                                                           8,700   Netgear, Inc. (a)                                        188,355
                                                           8,700   Novatel Wireless, Inc. (a)                                90,306
                                                           4,928   Oplink Communications, Inc. (a)                           90,232
                                                          12,500   Redback Networks, Inc. (a)                               229,250
                                                          11,850   Secure Computing Corp. (a)                               101,910
                                                           4,700   Sirenza Microdevices, Inc. (a)                            57,058
                                                          58,600   Sonus Networks, Inc. (a)                                 290,070
                                                           5,700   Standard Microsystems Corp. (a)                          124,431
                                                          19,200   Stratex Networks, Inc. (a)                                65,088
                                                          43,800   Sycamore Networks, Inc. (a)                              177,828
                                                           4,400   Syniverse Holdings, Inc. (a)                              64,680
                                                           8,650   Talx Corp.                                               189,176
                                                          13,800   Tekelec (a)                                              170,430
                                                           9,400   Terremark Worldwide, Inc. (a)                             33,840
                                                          50,400   TIBCO Software, Inc. (a)                                 355,320
                                                           1,600   Ulticom, Inc. (a)                                         16,752
                                                          27,100   UTStarcom, Inc. (a)                                      211,109
                                                           5,300   ViaSat, Inc. (a)                                         136,104
                                                          10,200   Vonage Holdings Corp. (a)                                 87,618
                                                          10,000   WebEx Communications, Inc. (a)                           355,400
                                                          20,100   Zhone Technologies, Inc. (a)                              40,803
                                                                                                                       ------------
                                                                                                                          8,816,467
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                              12,000   @Road Inc. (a)                                            66,240
Systems - 4.6%                                             4,700   Access Integrated Technologies, Inc. (a)                  46,107
                                                          10,100   Actuate Corp. (a)                                         40,804
                                                          13,600   Agile Software Corp. (a)                                  86,224
                                                           6,600   Altiris, Inc. (a)                                        119,064
                                                           5,600   American Reprographics Co. (a)                           203,000
                                                           3,000   Ansoft Corp. (a)                                          61,440
                                                           8,500   Ansys, Inc. (a)                                          406,470
                                                          17,900   Ariba, Inc. (a)                                          147,317
                                                          21,500   Art Technology Group, Inc. (a)                            64,070
                                                          12,100   Aspen Technology, Inc. (a)                               158,752
                                                           5,900   Audible, Inc. (a)                                         53,631
                                                          43,800   BearingPoint, Inc. (a)                                   366,606
                                                           9,300   Blackbaud, Inc.                                          211,110

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,800   Blackboard, Inc. (a)                                $    167,968
                                                           4,400   Blue Coat Systems, Inc. (a)                               74,184
                                                          18,600   Borland Software Corp. (a)                                98,208
                                                           6,900   Bottomline Technologies, Inc. (a)                         56,166
                                                           6,900   CACI International, Inc. Class A (a)                     402,477
                                                           5,000   COMSYS IT Partners, Inc. (a)                              75,600
                                                          14,400   Chordiant Software, Inc. (a)                              43,632
                                                          13,100   Ciber, Inc. (a)                                           86,329
                                                           3,200   Click Commerce, Inc. (a)                                  63,136
                                                           6,400   Concur Technologies, Inc. (a)                             99,008
                                                           4,700   Convera Corp. (a)                                         31,584
                                                           6,800   Covansys Corp. (a)                                        85,476
                                                           1,600   DealerTrack Holdings, Inc. (a)                            35,376
                                                           8,900   Dendrite International, Inc. (a)                          82,236
                                                           9,100   Digital River, Inc. (a)                                  367,549
                                                          21,700   Digitas, Inc. (a)                                        252,154
                                                           5,100   EPIQ Systems, Inc. (a)                                    84,864
                                                           4,300   eCollege.com, Inc. (a)                                    90,902
                                                          15,100   Electronics for Imaging Inc. (a)                         315,288
                                                           6,000   Emageon, Inc. (a)                                         87,540
                                                          13,700   Epicor Software Corp. (a)                                144,261
                                                           6,500   Equinix, Inc. (a)                                        356,590
                                                          13,600   Gartner, Inc. Class A (a)                                193,120
                                                          13,250   Hyperion Solutions Corp. (a)                             365,700
                                                           2,200   i2 Technologies, Inc. (a)                                 27,874
                                                           2,600   iGate Corp. (a)                                           16,614
                                                           5,800   Infocrossing, Inc. (a)                                    66,990
                                                          20,600   Informatica Corp. (a)                                    271,096
                                                           1,800   Integral Systems, Inc.                                    48,294
                                                           9,200   Internet Capital Group, Inc. (a)                          82,800
                                                           9,400   Internet Security Systems Inc. (a)                       177,190
                                                          12,400   Interwoven, Inc. (a)                                     106,392
                                                           7,200   JDA Software Group, Inc. (a)                             101,016
                                                           5,200   Jupitermedia Corp. (a)                                    67,600
                                                           6,600   Kanbay International, Inc. (a)                            95,964
                                                          10,300   Keane, Inc. (a)                                          128,750
                                                          26,800   Lawson Software, Inc. (a)                                179,560
                                                          13,200   Lionbridge Technologies Inc. (a)                          72,996
                                                          12,400   Macrovision Corp. (a)                                    266,848
                                                           6,900   Magma Design Automation, Inc. (a)                         50,715
                                                           6,600   Manhattan Associates, Inc. (a)                           133,914
                                                           3,400   ManTech International Corp. Class A (a)                  104,924
                                                           5,100   MapInfo Corp. (a)                                         66,555
                                                          19,100   Mentor Graphics Corp. (a)                                247,918
                                                           5,000   Mercury Computer Systems, Inc. (a)                        76,950
                                                           6,200   Merge Technologies, Inc. (a)                              76,136
                                                           9,600   Micros Systems, Inc. (a)                                 419,328
                                                           2,600   MicroStrategy, Inc. Class A (a)                          253,552
                                                           4,500   MRO Software, Inc. (a)                                    90,315
                                                           4,500   Ness Technologies, Inc. (a)                               48,375
                                                          11,500   NetIQ Corp. (a)                                          140,185
                                                           4,300   NetScout Systems, Inc. (a)                                38,356
                                                          30,200   Nuance Communications, Inc. (a)                          303,812
                                                          23,900   Openwave Systems, Inc. (a)                               275,806

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1,900   OPNET Technologies, Inc. (a)                        $     24,624
                                                          17,600   Opsware, Inc. (a)                                        145,024
                                                           3,500   PDF Solutions, Inc. (a)                                   43,435
                                                           8,600   Packeteer, Inc. (a)                                       97,524
                                                          26,720   Parametric Technology Corp. (a)                          339,611
                                                             500   Pegasystems, Inc.                                          3,210
                                                          11,000   Progress Software Corp. (a)                              257,510
                                                             700   QAD, Inc.                                                  5,425
                                                          16,000   Quest Software, Inc. (a)                                 224,640
                                                          25,000   RealNetworks, Inc. (a)                                   267,500
                                                           3,300   RightNow Technologies, Inc. (a)                           55,044
                                                           2,600   SAVVIS, Inc. (a)                                          76,986
                                                           4,700   SPSS, Inc. (a)                                           151,058
                                                           8,200   SRA International, Inc. Class A (a)                      218,366
                                                           6,600   SafeNet, Inc. (a)                                        116,952
                                                          19,500   Sapient Corp. (a)                                        103,350
                                                           3,100   SI International, Inc. (a)                                95,046
                                                           1,200   SSA Global Technologies, Inc. (a)                         23,256
                                                           7,100   SYKES Enterprises, Inc. (a)                              114,736
                                                           1,700   SYNNEX Corp. (a)                                          32,232
                                                           6,900   Sigma Designs, Inc. (a)                                   65,067
                                                           5,800   Smith Micro Software, Inc. (a)                            92,916
                                                          15,400   SonicWALL, Inc. (a)                                      138,446
                                                           6,900   Stellent, Inc.                                            65,895
                                                          20,100   Sybase, Inc. (a)                                         389,940
                                                             800   Syntel, Inc.                                              16,368
                                                           4,900   Taleo Corp. Class A (a)                                   57,771
                                                           9,500   Transaction Systems Architects, Inc. Class A (a)         396,055
                                                          12,000   Trizetto Group (a)                                       177,480
                                                           8,100   Tyler Technologies, Inc. (a)                              90,720
                                                           5,700   Ultimate Software Group, Inc. (a)                        109,212
                                                          11,100   VA Software Corp. (a)                                     43,068
                                                           6,000   Vasco Data Security International Inc. (a)                50,220
                                                           3,200   Verint Systems, Inc. (a)                                  93,408
                                                           7,400   Vignette Corp. (a)                                       107,892
                                                          15,000   webMethods, Inc. (a)                                     148,050
                                                          11,500   Websense, Inc. (a)                                       236,210
                                                          19,800   Wind River Systems, Inc. (a)                             176,220
                                                           7,900   Witness Systems, Inc. (a)                                159,343
                                                          11,700   Zoran Corp. (a)                                          284,778
                                                                                                                       ------------
                                                                                                                         15,021,596
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.6%                                27,300   Adaptec, Inc. (a)                                        118,482
                                                           6,800   Advanced Analogic Technologies, Inc. (a)                  71,264
                                                          14,900   Advanced Digital Information Corp. (a)                   175,373
                                                          19,000   Emulex Corp. (a)                                         309,130
                                                           6,300   FalconStor Software, Inc. (a)                             43,911
                                                           3,100   Fargo Electronics, Inc. (a)                               78,709
                                                          10,600   Filenet Corp. (a)                                        285,458
                                                          60,200   Gateway, Inc. (a)                                        114,380
                                                           6,100   Hutchinson Technology, Inc. (a)                          131,943
                                                           8,400   Imation Corp.                                            344,820
                                                           7,800   Intergraph Corp. (a)                                     245,622
                                                          12,100   Intermec, Inc. (a)                                       277,574
                                                           7,800   Komag, Inc. (a)                                          360,204

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          40,700   McData Corp. (a)                                    $    166,056
                                                           9,000   Mobility Electronics, Inc. (a)                            65,340
                                                           4,000   Neoware Systems, Inc. (a)                                 49,160
                                                          22,800   Palm, Inc. (a)                                           367,080
                                                          11,000   Pegasus Wireless Corp. (a)                                98,340
                                                          18,700   Perot Systems Corp. Class A (a)                          270,776
                                                          42,500   Quantum Corp. (a)                                        111,350
                                                          18,900   RSA Security, Inc. (a)                                   513,891
                                                           7,000   Rackable Systems, Inc. (a)                               276,430
                                                           8,000   Radiant Systems, Inc. (a)                                 84,560
                                                           5,100   Radisys Corp. (a)                                        111,996
                                                          22,100   Safeguard Scientifics, Inc. (a)                           47,736
                                                           2,600   Stratasys, Inc. (a)                                       76,596
                                                           6,800   Synaptics, Inc. (a)                                      145,520
                                                          14,600   Trident Microsystems, Inc. (a)                           277,108
                                                                                                                       ------------
                                                                                                                          5,218,809
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                        3,063   Brookfield Homes Corp.                                   100,926
                                                           7,500   EMCOR Group, Inc. (a)                                    365,025
                                                           8,300   Granite Construction, Inc.                               375,741
                                                           4,200   Perini Corp. (a)                                          94,500
                                                           2,700   Sterling Construction Co., Inc. (a)                       74,520
                                                           7,500   Washington Group International, Inc. (a)                 400,050
                                                                                                                       ------------
                                                                                                                          1,410,762
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                               35,900   CNET Networks, Inc. (a)                                  286,482
                                                          62,900   Covad Communications Group, Inc. (a)                     126,429
                                                           4,200   DTS, Inc. (a)                                             81,816
                                                             800   Directed Electronics, Inc. (a)                            10,496
                                                          31,900   Earthlink, Inc. (a)                                      276,254
                                                           7,500   Infospace, Inc. (a)                                      170,025
                                                          60,100   Internap Network Services Corp. (a)                       63,105
                                                          12,400   Ipass, Inc. (a)                                           69,440
                                                           5,500   LoJack Corp. (a)                                         103,730
                                                           8,600   Midway Games, Inc. (a)                                    69,574
                                                           7,700   NIC, Inc. (a)                                             55,671
                                                           9,900   NetFlix, Inc. (a)                                        269,379
                                                           2,900   Parkervision, Inc. (a)                                    26,390
                                                           6,200   Sohu.com, Inc. (a)                                       159,898
                                                          16,500   THQ, Inc. (a)                                            356,400
                                                          15,700   Take-Two Interactive Software, Inc. (a)                  169,874
                                                          14,200   United Online, Inc.                                      170,400
                                                           3,000   Universal Electronics, Inc. (a)                           53,130
                                                           5,500   WebSideStory, Inc. (a)                                    67,100
                                                                                                                       ------------
                                                                                                                          2,585,593
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                                  11,600   American Greetings Class A                               243,716
                                                           6,200   Blyth, Inc.                                              114,452
                                                           3,000   CNS, Inc.                                                 73,500
                                                           1,600   CSS Industries, Inc.                                      46,000
                                                           1,400   Citi Trends, Inc. (a)                                     59,766
                                                           3,700   Mannatech, Inc.                                           46,657
                                                           7,200   Matthews International Corp. Class A                     248,184
                                                           7,900   Nautilus, Inc.                                           124,109
                                                           6,600   Oakley, Inc.                                             111,210
                                                          10,900   Playtex Products, Inc. (a)                               113,687
                                                           4,300   RC2 Corp. (a)                                            166,238

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           7,600   Spectrum Brands, Inc. (a)                           $     98,192
                                                          11,500   The Topps Co., Inc.                                       94,530
                                                          15,000   Tupperware Corp.                                         295,350
                                                           2,800   USANA Health Sciences, Inc. (a)                          106,120
                                                           9,700   Yankee Candle Co., Inc.                                  242,597
                                                                                                                       ------------
                                                                                                                          2,184,308
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                    7,900   AptarGroup, Inc.                                         391,919
Metal & Glass - 0.3%                                       3,500   Greif, Inc.                                              262,360
                                                           9,300   Mobile Mini, Inc. (a)                                    272,118
                                                           5,100   Silgan Holdings, Inc.                                    188,751
                                                                                                                       ------------
                                                                                                                          1,115,148
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                    1,000   AEP Industries, Inc. (a)                                  33,420
Paper & Plastic - 0.1%                                    14,100   Graphic Packaging Corp. (a)                               53,439
                                                           6,400   Myers Industries, Inc.                                   110,016
                                                                                                                       ------------
                                                                                                                            196,875
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                              8,800   Mueller Industries, Inc.                                 290,664
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                                           6,000   Elizabeth Arden, Inc. (a)                                107,280
                                                           1,100   Inter Parfums, Inc.                                       18,942
                                                          14,000   Nu Skin Enterprises, Inc. Class A                        207,900
                                                           4,500   Parlux Fragrances, Inc. (a)                               43,605
                                                          34,555   Revlon, Inc. Class A (a)                                  43,539
                                                                                                                       ------------
                                                                                                                            421,266
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                     27,000   The BISYS Group, Inc. (a)                                369,900
                                                             800   Clayton Holdings, Inc. (a)                                10,440
                                                           8,400   Euronet Worldwide, Inc. (a)                              322,308
                                                          13,100   F.N.B. Corp.                                             206,587
                                                           4,600   Greenhill & Co., Inc.                                    279,496
                                                           3,600   Huron Consulting Group, Inc. (a)                         126,324
                                                           4,100   Rewards Network, Inc. (a)                                 33,497
                                                           9,500   USI Holdings Corp. (a)                                   127,395
                                                                                                                       ------------
                                                                                                                          1,475,947
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                                   10,800   Acuity Brands, Inc.                                      420,227
Processing - 0.6%                                          9,400   Barnes Group, Inc.                                       187,530
                                                           9,400   Brady Corp.                                              346,296
                                                          12,400   Clarcor, Inc.                                            369,396
                                                          20,800   Hexcel Corp. (a)                                         326,768
                                                           1,100   Koppers Holdings, Inc.                                    21,989
                                                          16,500   Olin Corp.                                               295,845
                                                           6,500   Tredegar Corp.                                           102,830
                                                                                                                       ------------
                                                                                                                          2,070,881
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                        13,200   Casey's General Stores, Inc.                             330,132
                                                           3,900   Great Atlantic & Pacific Tea Co.                          88,608
                                                           4,500   Ingles Markets, Inc. Class A                              76,500
                                                           7,000   Longs Drug Stores Corp.                                  319,340
                                                           4,100   Nash Finch Co.                                            87,289
                                                          14,800   Pathmark Stores, Inc. (a)                                139,268
                                                           8,300   Ruddick Corp.                                            203,433
                                                           3,100   Smart & Final, Inc. (a)                                   52,204
                                                           5,000   Spartan Stores, Inc.                                      73,150
                                                           2,800   Weis Markets, Inc.                                       115,360
                                                           7,900   Wild Oats Markets, Inc. (a)                              154,840
                                                                                                                       ------------
                                                                                                                          1,640,124
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.5%                            10,125   AVANIR Pharmaceuticals Class A (a)                        69,255
                                                           7,700   Adams Respiratory Therapeutics, Inc. (a)                 343,574

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          11,600   Adolor Corp. (a)                                    $    290,116
                                                           7,100   Akorn, Inc. (a)                                           28,258
                                                          22,000   Alkermes, Inc. (a)                                       416,240
                                                           9,300   Alpharma, Inc. Class A                                   223,572
                                                           4,600   Anadys Pharmaceuticals, Inc. (a)                          13,432
                                                          17,700   Andrx Corp. (a)                                          410,463
                                                          10,700   Atherogenics Inc. (a)                                    139,635
                                                           3,400   Auxilium Pharmaceuticals, Inc. (a)                        26,452
                                                           4,200   Bentley Pharmaceuticals, Inc. (a)                         46,032
                                                           6,600   BioCryst Pharmaceuticals, Inc. (a)                        94,578
                                                          21,100   BioMarin Pharmaceuticals, Inc. (a)                       303,207
                                                           4,800   Bradley Pharmaceuticals, Inc. (a)                         48,960
                                                          11,900   CV Therapeutics, Inc. (a)                                166,243
                                                             700   Caraco Pharmaceutical Laboratories Ltd. (a)                6,405
                                                           5,000   Chattem, Inc. (a)                                        151,850
                                                           8,200   Connetics Corp. (a)                                       96,432
                                                          20,800   Dendreon Corp. (a)                                       100,672
                                                          11,800   Depomed, Inc. (a)                                         69,266
                                                          12,700   Durect Corp. (a)                                          49,149
                                                           7,500   Emisphere Technologies, Inc. (a)                          63,975
                                                           7,900   Enzo Biochem, Inc. (a)                                   119,132
                                                           1,100   GTx, Inc. (a)                                             10,010
                                                           2,450   Hi-Tech Pharmacal Co., Inc. (a)                           40,597
                                                          14,400   Indevus Pharmaceuticals, Inc. (a)                         78,768
                                                          19,100   Isis Pharmaceuticals, Inc. (a)                           115,555
                                                           8,500   KV Pharmaceutical Co. Class A (a)                        158,610
                                                          18,700   MGI Pharma, Inc. (a)                                     402,050
                                                          29,700   Medarex, Inc. (a)                                        285,417
                                                          12,100   Medicines Co. (a)                                        236,555
                                                          13,000   Medicis Pharmaceutical Corp. Class A                     312,000
                                                          22,500   Nektar Therapeutics (a)                                  412,650
                                                           3,200   New River Pharmaceuticals, Inc. (a)                       91,200
                                                          17,900   Novavax, Inc. (a)                                         90,216
                                                           6,500   Noven Pharmaceuticals, Inc. (a)                          116,350
                                                          11,100   Onyx Pharmaceuticals, Inc. (a)                           186,813
                                                          10,400   Pain Therapeutics, Inc. (a)                               86,840
                                                           7,600   Par Pharmaceutical Cos., Inc. (a)                        140,296
                                                           6,200   Penwest Pharmaceuticals Co. (a)                          135,346
                                                          20,300   Perrigo Co.                                              326,830
                                                           6,800   Pharmion Corp. (a)                                       115,804
                                                           8,400   Pozen, Inc. (a)                                           59,136
                                                           5,600   Quidel Corp. (a)                                          53,200
                                                           9,700   Regeneron Pharmaceuticals, Inc. (a)                      124,354
                                                           4,800   Renovis, Inc. (a)                                         73,488
                                                           5,400   SFBC International, Inc. (a)                              81,864
                                                          12,500   Salix Pharmaceuticals Ltd. (a)                           153,750
                                                           8,800   Santarus, Inc. (a)                                        58,520
                                                           7,600   Sciele Pharma, Inc. (a)                                  176,244
                                                           2,200   Somaxon Pharmaceuticals, Inc. (a)                         34,342
                                                          12,200   SuperGen, Inc. (a)                                        44,286
                                                           6,000   United Therapeutics Corp. (a)                            346,620
                                                          21,100   Valeant Pharmaceuticals International                    357,012

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           3,000   Xenoport, Inc. (a)                                  $     54,330
                                                                                                                       ------------
                                                                                                                          8,235,951
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                                  6,700   Bright Horizons Family Solutions, Inc. (a)               252,522
                                                          21,200   Corinthian Colleges, Inc. (a)                            304,432
                                                          13,600   DeVry, Inc. (a)                                          298,792
                                                           3,000   Educate, Inc. (a)                                         22,980
                                                           1,200   Renaissance Learning, Inc.                                16,260
                                                           3,700   Strayer Education, Inc.                                  359,344
                                                           5,100   Universal Technical Institute, Inc. (a)                  112,302
                                                                                                                       ------------
                                                                                                                          1,366,632
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%                           15,400   Benchmark Electronics, Inc. (a)                          371,448
                                                           3,500   OSI Systems, Inc. (a)                                     62,195
                                                          10,900   Plexus Corp. (a)                                         372,889
                                                           8,300   Power Integrations, Inc. (a)                             145,084
                                                          10,000   TTM Technologies, Inc. (a)                               144,700
                                                           5,700   Universal Display Corp. (a)                               75,867
                                                                                                                       ------------
                                                                                                                          1,172,183
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                                     7,900   American Superconductor Corp. (a)                         69,757
Components - 1.0%                                          4,800   AO Smith Corp.                                           222,528
                                                           7,700   Baldor Electric Co.                                      240,933
                                                           8,600   CTS Corp.                                                128,054
                                                           6,600   Cohu, Inc.                                               115,830
                                                           2,900   Color Kinetics, Inc. (a)                                  54,839
                                                           5,400   Franklin Electric Co., Inc.                              278,856
                                                          12,100   General Cable Corp. (a)                                  423,500
                                                           5,900   Genlyte Group, Inc. (a)                                  427,337
                                                           5,600   Littelfuse, Inc. (a)                                     192,528
                                                           7,500   MKS Instruments, Inc. (a)                                150,900
                                                           1,800   Powell Industries, Inc. (a)                               43,074
                                                          16,800   Power-One, Inc. (a)                                      110,880
                                                           6,200   Sonic Solutions, Inc. (a)                                102,300
                                                          16,800   Taser International, Inc. (a)                            132,552
                                                           9,100   Technitrol, Inc.                                         210,665
                                                           4,400   Triumph Group, Inc. (a)                                  211,200
                                                                                                                       ------------
                                                                                                                          3,115,733
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                     1,100   National Presto Industries, Inc.                          57,508
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                                        18,200   Aeroflex, Inc. (a)                                       212,394
                                                           8,400   Agilysys, Inc.                                           151,200
                                                           9,500   Avid Technology, Inc. (a)                                316,635
                                                          10,100   Daktronics, Inc.                                         291,587
                                                          15,500   Flir Systems, Inc. (a)                                   354,950
                                                           5,400   II-VI, Inc. (a)                                           98,820
                                                          20,100   Kopin Corp. (a)                                           72,561
                                                          29,900   MRV Communications, Inc. (a)                              92,989
                                                           8,900   Methode Electronics, Inc.                                 93,539
                                                           1,600   Multi-Fineline Electronix, Inc. (a)                       53,104
                                                           5,600   Park Electrochemical Corp.                               144,200
                                                          17,300   Semtech Corp. (a)                                        249,985
                                                           3,500   Supertex, Inc. (a)                                       139,790
                                                                                                                       ------------
                                                                                                                          2,271,754
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &                         6,300   Itron, Inc. (a)                                          373,338
Meters - 0.2%                                              2,300   Measurement Specialties, Inc. (a)                         51,221
                                                           3,100   Metrologic Instruments, Inc. (a)                          46,531
                                                           1,300   OYO Geospace Corp. (a)                                    74,243

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           3,200   Zygo Corp. (a)                                      $     52,448
                                                                                                                       ------------
                                                                                                                            597,781
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.0%                       15,500   Affymetrix, Inc. (a)                                     396,800
                                                           3,900   Analogic Corp.                                           181,779
                                                           3,900   Aspect Medical Systems, Inc. (a)                          68,016
                                                           5,200   Bruker BioSciences Corp. (a)                              27,872
                                                           5,100   Candela Corp. (a)                                         80,886
                                                           3,100   Datascope Corp.                                           95,604
                                                          11,800   eResearch Technology, Inc. (a)                           107,380
                                                           4,500   Greatbatch, Inc. (a)                                     106,200
                                                           6,400   Haemonetics Corp. (a)                                    297,664
                                                           8,400   HealthTronics, Inc. (a)                                   64,260
                                                          11,300   Hologic, Inc. (a)                                        557,768
                                                          10,000   Illumina, Inc. (a)                                       296,600
                                                           5,500   IntraLase Corp. (a)                                       92,070
                                                           6,500   Luminex Corp. (a)                                        113,035
                                                           5,700   Natus Medical, Inc. (a)                                   56,373
                                                           3,500   NeuroMetrix, Inc. (a)                                    106,610
                                                           4,900   NxStage Medical, Inc. (a)                                 42,777
                                                           4,500   Quality Systems, Inc.                                    165,690
                                                           3,600   Sirona Dental Systems, Inc.                              142,632
                                                           6,400   TriPath Imaging, Inc. (a)                                 42,368
                                                             800   Visicu, Inc. (a)                                          14,120
                                                           3,200   Zoll Medical Corp. (a)                                   104,832
                                                                                                                       ------------
                                                                                                                          3,161,336
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors /                             9,500   AMIS Holdings, Inc. (a)                                   95,000
Components - 2.0%                                          7,200   Actel Corp. (a)                                          103,320
                                                          24,500   Amkor Technology, Inc. (a)                               231,770
                                                           9,200   Anadigics, Inc. (a)                                       61,824
                                                          70,800   Applied Micro Circuits Corp. (a)                         193,284
                                                          18,400   Bookham, Inc. (a)                                         61,824
                                                          20,900   Cirrus Logic, Inc. (a)                                   170,126
                                                         115,100   Conexant Systems, Inc. (a)                               287,750
                                                           8,100   DSP Group, Inc. (a)                                      201,285
                                                           5,300   Diodes, Inc. (a)                                         219,632
                                                           9,300   Exar Corp. (a)                                           123,411
                                                           2,800   Excel Technology, Inc. (a)                                83,776
                                                          10,400   FormFactor, Inc. (a)                                     464,152
                                                           9,800   Genesis Microchip, Inc. (a)                              113,288
                                                           2,500   Hittite Microwave Corp. (a)                               90,400
                                                           4,500   IXYS Corp. (a)                                            43,200
                                                           3,700   Ikanos Communications, Inc. (a)                           56,203
                                                          13,700   International DisplayWorks, Inc. (a)                      71,240
                                                          26,200   Lattice Semiconductor Corp. (a)                          161,916
                                                          10,400   MIPS Technologies, Inc. (a)                               63,128
                                                          15,300   Micrel, Inc. (a)                                         153,153
                                                          16,900   Microsemi Corp. (a)                                      412,022
                                                          12,700   Microtune, Inc. (a)                                       79,502
                                                          20,100   Mindspeed Technologies, Inc. (a)                          48,441
                                                           3,600   Monolithic Power Systems, Inc. (a)                        42,588
                                                           3,500   MoSys, Inc. (a)                                           27,370
                                                           4,300   NetLogic Microsystems, Inc. (a)                          138,675
                                                             600   Nextest Systems Corp. (a)                                  9,726
                                                          13,100   Omnivision Technologies, Inc. (a)                        276,672

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          36,500   ON Semiconductor Corp. (a)                          $    214,620
                                                           5,400   PLX Technology, Inc. (a)                                  65,988
                                                           7,900   Pericom Semiconductor Corp. (a)                           65,570
                                                           7,400   Portalplayer, Inc. (a)                                    72,594
                                                          48,800   RF Micro Devices, Inc. (a)                               291,336
                                                          19,500   Silicon Image, Inc. (a)                                  210,210
                                                          21,700   Silicon Storage Technology, Inc. (a)                      88,102
                                                          12,100   Sirf Technology Holdings, Inc. (a)                       389,862
                                                          37,100   Skyworks Solutions, Inc. (a)                             204,421
                                                           3,000   Sunpower Corp. Class A (a)                                84,060
                                                          10,400   Tessera Technologies, Inc. (a)                           286,000
                                                          37,600   Transmeta Corp. (a)                                       61,664
                                                          28,000   Transwitch Corp. (a)                                      59,080
                                                          29,800   Triquint Semiconductor, Inc. (a)                         132,908
                                                           1,600   Virage Logic Corp. (a)                                    15,024
                                                           3,300   Volterra Semiconductor Corp. (a)                          50,358
                                                                                                                       ------------
                                                                                                                          6,376,475
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%                             2,200   3D Systems Corp. (a)                                      44,197
                                                           7,800   Acacia Research - Acacia Technologies (a)                109,668
                                                           2,500   American Science & Engineering, Inc. (a)                 144,800
                                                           9,400   Checkpoint Systems, Inc. (a)                             208,774
                                                           7,400   Coherent, Inc. (a)                                       249,602
                                                           3,600   Cubic Corp.                                               70,596
                                                           4,400   EDO Corp.                                                107,096
                                                           3,000   Eagle Test Systems, Inc. (a)                              42,060
                                                           5,500   Essex Corp. (a)                                          101,310
                                                           3,300   Gerber Scientific, Inc. (a)                               42,933
                                                           6,300   Herley Industries, Inc. (a)                               70,623
                                                          23,900   Identix, Inc. (a)                                        167,061
                                                           4,000   Innovative Solutions & Support, Inc. (a)                  56,240
                                                          10,800   Intermagnetics General Corp. (a)                         291,384
                                                           4,500   Ionatron, Inc. (a)                                        28,575
                                                          19,400   Kemet Corp. (a)                                          178,868
                                                           4,500   Maxwell Technologies, Inc. (a)                            88,335
                                                           6,100   ScanSource, Inc. (a)                                     178,852
                                                                                                                       ------------
                                                                                                                          2,180,974
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                                   18,800   Capstone Turbine Corp. (a)                                42,864
                                                           2,800   Metretek Technologies, Inc. (a)                           48,104
                                                          14,000   Plug Power, Inc. (a)                                      65,380
                                                                                                                       ------------
                                                                                                                            156,348
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                                2,100   Alon USA Energy, Inc.                                     66,087
                                                           2,200   Crosstex Energy, Inc.                                    209,176
                                                           2,600   Dawson Geophysical Co. (a)                                80,002
                                                          17,300   Evergreen Solar, Inc. (a)                                224,554
                                                          13,500   FuelCell Energy, Inc. (a)                                129,330
                                                          17,000   KFX, Inc. (a)                                            259,760
                                                             320   Markwest Hydrocarbon, Inc.                                 7,920
                                                           3,800   Matrix Service Co. (a)                                    43,472
                                                           1,300   Ormat Technologies, Inc.                                  49,595
                                                           5,800   Pacific Ethanol, Inc. (a)                                134,096
                                                           4,100   Penn Virginia Corp.                                      286,508
                                                          29,700   Rentech, Inc. (a)                                        138,105

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          11,400   Syntroleum Corp. (a)                                $     69,198
                                                           9,100   Veritas DGC, Inc. (a)                                    469,378
                                                                                                                       ------------
                                                                                                                          2,167,181
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                                  4,200   Clean Harbors, Inc. (a)                                  169,302
Services - 0.2%                                           10,500   Dycom Industries, Inc. (a)                               223,545
                                                           1,900   ENGlobal Corp (a)                                         14,801
                                                           5,300   Infrasource Services, Inc. (a)                            96,513
                                                           2,100   Integrated Electrical Services, Inc. (a)                  36,687
                                                           2,900   Layne Christensen Co. (a)                                 82,215
                                                                                                                       ------------
                                                                                                                            623,063
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                                       4,200   Carmike Cinemas, Inc.                                     88,536
                                                           3,900   Dover Motorsports, Inc.                                   22,893
                                                           9,700   Gaylord Entertainment Co. (a)                            423,308
                                                          14,100   Live Nation (a)                                          287,076
                                                           5,100   Lodgenet Entertainment Corp. (a)                          95,115
                                                           3,300   Speedway Motorsports, Inc.                               124,542
                                                                                                                       ------------
                                                                                                                          1,041,470
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.0%                                        22,800   Terra Industries, Inc. (a)                               145,236
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                                   4,700   Accredited Home Lenders Holding Co. (a)                  224,707
                                                           3,400   Asta Funding, Inc.                                       127,330
                                                           1,500   Credit Acceptance Corp. (a)                               40,710
                                                           8,600   International Securities Exchange, Inc.                  327,402
                                                           2,500   MVC Capital, Inc.                                         33,600
                                                           1,600   United PanAm Financial Corp. (a)                          48,640
                                                           5,100   World Acceptance Corp. (a)                               181,152
                                                                                                                       ------------
                                                                                                                            983,541
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                                15,900   Advance America, Cash Advance Centers, Inc.              278,886
                                                           3,300   Dollar Financial Corp. (a)                                59,400
                                                             300   QC Holdings, Inc. (a)                                      4,053
                                                                                                                       ------------
                                                                                                                            342,339
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                                  5,200   Advent Software, Inc. (a)                                187,564
Services & Systems - 1.0%                                    400   Cass Information Systems, Inc.                            19,476
                                                           5,600   CompuCredit Corp. (a)                                    215,264
                                                           5,500   Cybersource Corp. (a)                                     64,350
                                                          12,900   Deluxe Corp.                                             225,492
                                                           9,000   Digital Insight Corp. (a)                                308,610
                                                          11,100   eFunds Corp. (a)                                         244,755
                                                           4,900   eSpeed, Inc. Class A (a)                                  40,817
                                                           2,400   Heartland Payment Systems, Inc. (a)                       66,912
                                                          12,800   Hypercom Corp. (a)                                       119,680
                                                          20,500   Jack Henry & Associates, Inc.                            403,030
                                                           7,100   John H. Harland Co.                                      308,850
                                                           7,700   Kronos, Inc. (a)                                         278,817
                                                           4,100   Online Resources Corp. (a)                                42,394
                                                           5,800   Open Solutions, Inc. (a)                                 154,338
                                                           4,800   TNS, Inc. (a)                                             99,312
                                                           6,100   TradeStation Group, Inc. (a)                              77,287
                                                           9,700   Wright Express Corp. (a)                                 278,778
                                                                                                                       ------------
                                                                                                                          3,135,726
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                      3,000   Bankrate, Inc. (a)                                       113,280
                                                           9,100   INVESTools, Inc. (a)                                      72,254
                                                           7,200   Interactive Data Corp. (a)                               144,648
                                                           2,600   Morningstar, Inc. (a)                                    107,848
                                                          27,100   Move, Inc. (a)                                           148,508

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          17,000   S1 Corp. (a)                                        $     81,600
                                                           5,700   TheStreet.com, Inc.                                       73,074
                                                                                                                       ------------
                                                                                                                            741,212
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                             2,800   ACE Cash Express, Inc. (a)                                81,956
                                                           5,000   Advanta Corp. Class B                                    179,750
                                                           3,100   Asset Acceptance Capital Corp. (a)                        61,380
                                                           7,100   Cash America International, Inc.                         227,200
                                                             400   Enstar Group, Inc. (a)                                    36,876
                                                           2,700   Federal Agricultural Mortgage Corp. Class B               74,790
                                                           7,000   Financial Federal Corp.                                  194,670
                                                           8,000   First Cash Financial Services, Inc. (a)                  158,000
                                                           6,700   Global Cash Access, Inc. (a)                             104,721
                                                           6,600   Harris & Harris Group, Inc.                               72,864
                                                           4,100   LandAmerica Financial Group, Inc.                        264,860
                                                           5,200   Medallion Financial Corp.                                 67,392
                                                           4,300   Portfolio Recovery Associates, Inc. (a)                  196,510
                                                           3,100   Sanders Morris Harris Group, Inc.                         46,841
                                                          13,700   Sotheby's Holdings Inc. Class A (a)                      359,625
                                                           6,060   Sterling Bancorp                                         118,170
                                                           4,800   Stewart Information Services Corp.                       174,288
                                                           2,100   Stifel Financial Corp. (a)                                74,151
                                                           2,800   Triad Guaranty, Inc. (a)                                 136,864
                                                           1,900   WSFS Financial Corp.                                     116,755
                                                             700   Wauwatosa Holdings, Inc. (a)                              11,942
                                                                                                                       ------------
                                                                                                                          2,759,605
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                                              10,100   Chiquita Brands International, Inc.                      139,178
                                                           2,700   Diamond Foods, Inc.                                       43,389
                                                          12,400   Flowers Foods, Inc.                                      355,136
                                                           7,800   Hain Celestial Group, Inc. (a)                           200,928
                                                           3,100   J&J Snack Foods Corp.                                    102,517
                                                           8,300   Lance, Inc.                                              191,066
                                                           2,400   M&F Worldwide Corp. (a)                                   38,640
                                                             200   Maui Land & Pineapple Co., Inc. (a)                        7,560
                                                           3,700   Medifast Inc (a)                                          66,119
                                                          13,200   NBTY, Inc. (a)                                           315,612
                                                           8,300   Performance Food Group Co. (a)                           252,154
                                                           8,900   Pilgrim's Pride Corp.                                    229,620
                                                           1,800   Premium Standard Farms, Inc.                              29,214
                                                           7,000   Ralcorp Holdings, Inc. (a)                               297,710
                                                           4,700   Sanderson Farms, Inc.                                    131,553
                                                             100   Seaboard Corp.                                           128,000
                                                          11,800   Sensient Technologies Corp.                              246,738
                                                           7,556   Tootsie Roll Industries, Inc.                            220,106
                                                           6,500   TreeHouse Foods, Inc. (a)                                155,285
                                                                                                                       ------------
                                                                                                                          3,150,525
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                     2,400   Deltic Timber Corp.                                      135,288
                                                           4,400   Universal Forest Products, Inc.                          276,012
                                                                                                                       ------------
                                                                                                                            411,300
-----------------------------------------------------------------------------------------------------------------------------------
Forms and Bulk Printing Services - 0.1%                    6,900   Ennis, Inc.                                              135,792
                                                           4,300   The Standard Register Co.                                 50,955
                                                                                                                       ------------
                                                                                                                            186,747
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                       10,100   Alderwoods Group, Inc. (a)                               196,546
                                                          25,800   Stewart Enterprises, Inc. Class A                        148,350
                                                                                                                       ------------
                                                                                                                            344,896
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                               8,600   Apogee Enterprises, Inc.                            $    126,420
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                               70,200   Coeur d'Alene Mines Corp. (a)                            337,662
                                                           5,400   Royal Gold, Inc.                                         150,228
                                                                                                                       ------------
                                                                                                                            487,890
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                              2,800   Capital Senior Living Corp. (a)                           28,784
                                                             100   Emeritus Corp. (a)                                         1,875
                                                           6,100   Five Star Quality Care, Inc. (a)                          67,527
                                                           5,300   Genesis HealthCare Corp. (a)                             251,061
                                                           7,200   Kindred Healthcare, Inc. (a)                             187,200
                                                           5,400   LCA-Vision, Inc.                                         285,714
                                                           2,900   Medcath Corp. (a)                                         54,636
                                                           1,200   National Healthcare Corp.                                 53,460
                                                          11,800   Psychiatric Solutions, Inc. (a)                          338,188
                                                           2,300   Radiation Therapy Services, Inc. (a)                      61,893
                                                           4,100   Res-Care, Inc. (a)                                        82,000
                                                           7,200   Sun Healthcare Group, Inc. (a)                            62,568
                                                          10,600   Sunrise Senior Living, Inc. (a)                          293,090
                                                          10,900   United Surgical Partners International, Inc. (a)         327,763
                                                                                                                       ------------
                                                                                                                          2,095,759
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%                    11,700   AMERIGROUP Corp. (a)                                     363,168
                                                           9,900   Allscripts Healthcare Solutions, Inc. (a)                173,745
                                                           8,200   Amsurg Corp. (a)                                         186,550
                                                          11,000   Centene Corp. (a)                                        258,830
                                                           2,900   Computer Programs & Systems, Inc.                        115,884
                                                           1,300   Corvel Corp. (a)                                          32,500
                                                          10,800   Eclipsys Corp. (a)                                       196,128
                                                           3,400   Healthspring, Inc. (a)                                    63,750
                                                           4,700   Horizon Health Corp. (a)                                  98,136
                                                           2,900   Molina Healthcare, Inc. (a)                              110,345
                                                           5,300   Omnicell, Inc. (a)                                        73,246
                                                           9,134   Per-Se Technologies, Inc. (a)                            229,994
                                                           7,100   Phase Forward, Inc. (a)                                   81,792
                                                           3,800   Vital Images, Inc. (a)                                    93,860
                                                                                                                       ------------
                                                                                                                          2,077,928
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%                                4,600   Adeza Biomedical Corp. (a)                                64,492
                                                           2,700   Alliance Imaging, Inc. (a)                                17,280
                                                           4,400   Amedisys, Inc. (a)                                       166,759
                                                           8,500   American Retirement Corp. (a)                            278,545
                                                          11,100   Apria Healthcare Group, Inc. (a)                         209,790
                                                           3,400   Bio-Reference Labs, Inc. (a)                              73,984
                                                           7,100   Gentiva Health Services, Inc. (a)                        113,813
                                                           7,100   Healthcare Services Group                                148,745
                                                           8,700   Healthways, Inc. (a)                                     457,968
                                                           8,600   Hythiam, Inc. (a)                                         59,942
                                                           1,500   LHC Group, Inc. (a)                                       29,880
                                                           5,800   Matria Healthcare, Inc. (a)                              124,236
                                                             500   Nighthawk Radiology Holdings, Inc. (a)                     8,970
                                                           8,300   Odyssey HealthCare, Inc. (a)                             145,831
                                                           3,300   Symbion, Inc. (a)                                         68,508
                                                           3,900   VistaCare, Inc. Class A (a)                               47,190
                                                                                                                       ------------
                                                                                                                          2,015,933
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                                       11,300   Hovnanian Enterprises, Inc. Class A (a)                  339,904
                                                           3,900   Levitt Corp. Class A                                      62,400
                                                           3,300   M/I Homes, Inc.                                          115,764

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,000   Meritage Homes Corp. (a)                            $    236,250
                                                             100   Orleans Homebuilders, Inc.                                 1,625
                                                           4,700   Technical Olympic USA, Inc.                               67,492
                                                           8,300   WCI Communities, Inc. (a)                                167,162
                                                                                                                       ------------
                                                                                                                            990,597
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                         4,500   Lodgian, Inc. (a)                                         64,125
                                                           4,600   Marcus Corp.                                              96,048
                                                           5,600   Morgans Hotel Group Co. (a)                               87,136
                                                                                                                       ------------
                                                                                                                            247,309
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                               3,600   American Woodmark Corp.                                  126,144
                                                           8,000   Ethan Allen Interiors, Inc.                              292,400
                                                          11,900   Furniture Brands International, Inc.                     247,996
                                                           3,900   Haverty Furniture Cos., Inc.                              61,191
                                                           1,400   Hooker Furniture Corp.                                    23,520
                                                          12,400   La-Z-Boy, Inc.                                           173,600
                                                           3,800   Lifetime Brands, Inc.                                     82,346
                                                           3,300   Sealy Corp.                                               43,791
                                                          13,700   Select Comfort Corp. (a)                                 314,689
                                                           4,100   Stanley Furniture Co., Inc.                               98,277
                                                          10,714   Tempur-Pedic International, Inc. (a)                     144,746
                                                                                                                       ------------
                                                                                                                          1,608,700
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control &                                   7,200   Advanced Energy Industries, Inc. (a)                      95,328
Filter Devices - 0.6%                                     11,600   Asyst Technologies Inc. (a)                               87,348
                                                           3,300   Badger Meter, Inc.                                        89,100
                                                           6,200   ESCO Technologies, Inc. (a)                              331,390
                                                           5,200   Flanders Corp. (a)                                        52,156
                                                           1,100   The Gorman-Rupp Co.                                       29,260
                                                           6,700   Mine Safety Appliances Co.                               269,340
                                                           9,800   Paxar Corp. (a)                                          201,586
                                                           5,700   RAE Systems, Inc. (a)                                     22,800
                                                           2,700   Robbins & Myers, Inc.                                     70,578
                                                           7,500   Veeco Instruments, Inc. (a)                              178,800
                                                           4,400   Vicor Corp.                                               72,908
                                                           4,520   Viisage Technology, Inc. (a)                              68,523
                                                           6,300   Watts Water Technologies, Inc. Class A                   211,365
                                                           5,100   X-Rite, Inc.                                              56,049
                                                                                                                       ------------
                                                                                                                          1,836,531
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Producers - 0.0%                                5,000   Smith & Wesson Holding Corp. (a)                          41,100
                                                           3,200   TAL International Group, Inc. (a)                         77,120
                                                                                                                       ------------
                                                                                                                            118,220
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                    14,400   American Equity Investment Life Holding Co.              153,504
                                                          10,450   Delphi Financial Group Class A                           379,962
                                                           2,100   Great American Financial Resources, Inc.                  43,953
                                                             300   Kansas City Life Insurance Co.                            12,828
                                                             500   National Western Life Insurance Co. Class A              119,825
                                                          25,700   The Phoenix Cos., Inc.                                   361,856
                                                           5,100   Presidential Life Corp.                                  125,358
                                                           7,400   Universal American Financial Corp. (a)                    97,310
                                                                                                                       ------------
                                                                                                                          1,294,596
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                               7,500   Alfa Corp.                                               124,200
                                                           2,000   CNA Surety Corp. (a)                                      34,560
                                                           5,600   Crawford & Co. Class B                                    40,208
                                                           1,400   EMC Insurance Group, Inc.                                 40,264
                                                           2,300   FBL Financial Group, Inc. Class A                         74,520

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,800   HealthExtras, Inc. (a)                              $    175,276
                                                           7,900   Hilb Rogal & Hobbs Co.                                   294,433
                                                          12,100   Horace Mann Educators Corp.                              205,095
                                                           9,000   Meadowbrook Insurance Group, Inc. (a)                     74,880
                                                           1,200   Pico Holdings, Inc. (a)                                   38,700
                                                           8,050   Zenith National Insurance Corp.                          319,344
                                                                                                                       ------------
                                                                                                                          1,421,480
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.4%                        7,300   21st Century Insurance Group                             105,120
                                                           3,200   Affirmative Insurance Holdings, Inc.                      50,080
                                                           2,000   American Physicians Capital, Inc. (a)                    105,180
                                                           7,500   Argonaut Group, Inc. (a)                                 225,300
                                                           2,800   Baldwin & Lyons, Inc. Class B                             71,400
                                                           3,700   Bristol West Holdings, Inc.                               59,200
                                                           3,600   Capital Title Group, Inc.                                 26,532
                                                          12,100   Commerce Group, Inc.                                     357,434
                                                           2,700   Darwin Professional Underwriters, Inc. (a)                47,682
                                                           3,800   Direct General Corp.                                      64,296
                                                           1,600   Donegal Group, Inc. Class A                               31,056
                                                           3,200   FPIC Insurance Group, Inc. (a)                           124,000
                                                           3,500   First Acceptance Corp. (a)                                41,230
                                                          15,200   Fremont General Corp.                                    282,112
                                                           3,300   Harleysville Group, Inc.                                 104,676
                                                           5,000   Infinity Property & Casualty Corp.                       205,000
                                                           1,200   James River Group, Inc. (a)                               29,880
                                                           2,000   The Midland Co.                                           75,960
                                                             500   NYMAGIC, Inc.                                             14,525
                                                           2,900   National Interstate Corp.                                 78,648
                                                           2,500   Navigators Group, Inc. (a)                               109,550
                                                           1,900   Odyssey Re Holdings Corp.                                 50,065
                                                          15,600   Ohio Casualty Corp.                                      463,788
                                                           9,700   PMA Capital Corp. Class A (a)                             99,910
                                                           7,500   ProAssurance Corp. (a)                                   361,350
                                                           5,000   RLI Corp.                                                240,900
                                                           1,400   SCPIE Holdings, Inc. (a)                                  32,550
                                                           4,000   Safety Insurance Group, Inc.                             190,200
                                                           5,300   SeaBright Insurance Holdings, Inc. (a)                    85,383
                                                           7,100   Selective Insurance Group                                396,677
                                                           2,500   State Auto Financial Corp.                                81,350
                                                           4,700   Tower Group, Inc.                                        142,175
                                                           5,900   United Fire & Casualty Co.                               177,767
                                                                                                                       ------------
                                                                                                                          4,530,976
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                                     19,827   Apollo Investment Corp.                                  366,167
Companies - 0.6%                                           9,132   Ares Capital Corp.                                       154,605
                                                           5,500   Calamos Asset Management, Inc. Class A                   159,445
                                                             400   Capital Southwest Corp.                                   41,780
                                                           1,900   Cohen & Steers, Inc.                                      44,840
                                                           2,100   GAMCO Investors, Inc. Class A                             77,196
                                                          12,800   MCG Capital Corp.                                        203,520
                                                           8,900   National Financial Partners Corp.                        394,359
                                                           6,200   NGP Capital Resources Co.                                 90,706
                                                           2,600   Technology Investment Capital Corp.                       38,090
                                                          20,100   Waddell & Reed Financial, Inc. Class A                   413,256
                                                                                                                       ------------
                                                                                                                          1,983,964
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.1%                        11,600   Fossil, Inc. (a)                                    $    208,916
                                                           5,300   Movado Group, Inc.                                       121,635
                                                                                                                       ------------
                                                                                                                            330,551
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                        6,700   Bally Total Fitness Holding Corp. (a)                     45,426
                                                          19,200   Callaway Golf Co.                                        249,408
                                                           6,400   Great Wolf Resorts, Inc. (a)                              76,864
                                                          10,100   K2, Inc. (a)                                             110,494
                                                           6,600   Life Time Fitness, Inc. (a)                              305,382
                                                          20,100   Six Flags, Inc. (a)                                      112,962
                                                           1,700   Steinway Musical Instruments Inc. (a)                     41,684
                                                           7,100   Vail Resorts, Inc. (a)                                   263,410
                                                           3,700   West Marine, Inc. (a)                                     49,876
                                                                                                                       ------------
                                                                                                                          1,255,506
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                            10,750   Applied Industrial Technologies, Inc.                    261,333
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                             2,550   Gehl Co. (a)                                              65,102
                                                           3,700   Lindsay Manufacturing Co.                                100,344
                                                                                                                       ------------
                                                                                                                            165,446
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                                  5,000   ASV, Inc. (a)                                            115,200
Handling - 0.1%                                            4,100   Astec Industries, Inc. (a)                               139,892
                                                           1,100   NACCO Industries, Inc. Class A                           151,151
                                                                                                                       ------------
                                                                                                                            406,243
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                                 12,200   Briggs & Stratton Corp.                                  379,542
                                                           3,200   Raser Techonologies, Inc. (a)                             30,848
                                                                                                                       ------------
                                                                                                                            410,390
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.5%                     7,100   Actuant Corp. Class A                                    354,645
                                                           3,500   Columbus McKinnon Corp. (a)                               76,090
                                                             900   DXP Enterprises, Inc. (a)                                 27,963
                                                           5,000   EnPro Industries, Inc. (a)                               168,000
                                                           2,900   Kadant, Inc. (a)                                          66,700
                                                           1,600   Middleby Corp. (a)                                       138,496
                                                           6,700   Nordson Corp.                                            329,506
                                                           4,600   Tecumseh Products Co. Class A (a)                         88,320
                                                           2,100   Tennant Co.                                              105,588
                                                           6,800   Woodward Governor Co.                                    207,468
                                                                                                                       ------------
                                                                                                                          1,562,776
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                            2,000   Allis-Chalmers Energy, Inc. (a)                           27,180
Service - 1.3%                                             2,200   Basic Energy Services, Inc. (a)                           67,254
                                                           5,450   CARBO Ceramics, Inc.                                     267,759
                                                           5,000   Complete Production Services, Inc. (a)                   118,200
                                                           2,500   Dril-Quip, Inc. (a)                                      206,100
                                                           3,100   Gulf Island Fabrication, Inc.                             62,124
                                                          23,100   Hanover Compressor Co. (a)                               433,818
                                                           5,000   Hornbeck Offshore Services, Inc. (a)                     177,600
                                                           4,700   Hydril Co. (a)                                           369,044
                                                          16,900   Input/Output, Inc. (a)                                   159,705
                                                           3,900   Lufkin Industries, Inc.                                  231,777
                                                           4,100   NATCO Group, Inc. Class A (a)                            164,820
                                                          23,500   Newpark Resources, Inc. (a)                              144,525
                                                          11,000   Oil States International, Inc. (a)                       377,080
                                                           5,150   RPC, Inc.                                                125,042
                                                          25,900   Parker Drilling Co. (a)                                  185,962
                                                           6,300   Sulphco, Inc. (a)                                         45,108
                                                           1,600   Superior Well Services, Inc. (a)                          39,840
                                                             300   T-3 Energy Services Inc. (a)                               5,844

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           3,700   Trico Marine Services, Inc. (a)                     $    125,800
                                                           1,600   Union Drilling, Inc. (a)                                  23,776
                                                           6,700   Universal Compression Holdings, Inc. (a)                 421,899
                                                           1,600   Warrior Energy Service Corp. (a)                          38,928
                                                           7,700   W-H Energy Services, Inc. (a)                            391,391
                                                                                                                       ------------
                                                                                                                          4,210,576
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                                4,500   Applied Films Corp. (a)                                  128,204
                                                           7,550   Bucyrus International, Inc.                              381,275
                                                           3,000   Cascade Corp.                                            118,650
                                                           7,000   Flow International Corp. (a)                              98,490
                                                           3,300   Semitool, Inc. (a)                                        29,766
                                                           3,000   TurboChef Technologies, Inc. (a)                          33,360
                                                                                                                       ------------
                                                                                                                            789,745
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                                  900   Cavco Industries, Inc. (a)                                39,996
                                                          18,300   Champion Enterprises, Inc. (a)                           202,032
                                                           2,300   Palm Harbor Homes, Inc. (a)                               40,457
                                                           1,500   Skyline Corp.                                             64,170
                                                                                                                       ------------
                                                                                                                            346,655
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                      11,600   Federal Signal Corp.                                     175,624
                                                           3,000   Standex International Corp.                               91,050
                                                                                                                       ------------
                                                                                                                            266,674
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                             5,600   Abaxis, Inc. (a)                                         125,272
Supplies - 2.7%                                            5,600   Abiomed, Inc. (a)                                         72,632
                                                          13,400   Align Technology, Inc. (a)                                99,026
                                                          18,200   American Medical Systems Holdings, Inc. (a)              303,030
                                                           2,300   Angiodynamics, Inc. (a)                                   62,215
                                                           4,600   Arrow International, Inc.                                151,202
                                                           4,000   Bio-Rad Laboratories, Inc. Class A (a)                   259,760
                                                           4,500   Biosite, Inc. (a)                                        205,470
                                                          13,100   Cepheid, Inc. (a)                                        127,201
                                                           4,700   Cerus Corp. (a)                                           33,511
                                                           4,200   Conceptus, Inc. (a)                                       57,288
                                                           6,700   Conmed Corp. (a)                                         138,690
                                                           7,100   Conor Medsystems, Inc. (a)                               195,889
                                                           5,900   Cyberonics, Inc. (a)                                     125,788
                                                           4,900   DJO, Inc. (a)                                            180,467
                                                           5,300   DexCom, Inc. (a)                                          71,974
                                                           5,500   Diagnostic Products Corp.                                319,935
                                                          11,000   Encore Medical Corp. (a)                                  52,910
                                                           2,400   ev3, Inc. (a)                                             35,544
                                                           3,900   FoxHollow Technologies Inc. (a)                          106,548
                                                           4,000   ICU Medical, Inc. (a)                                    168,960
                                                           5,600   I-Flow Corp. (a)                                          60,592
                                                           5,400   IRIS International, Inc. (a)                              71,064
                                                          16,050   Immucor, Inc. (a)                                        308,642
                                                           7,400   Invacare Corp.                                           184,112
                                                           5,900   Inverness Medical Innovations, Inc. (a)                  166,557
                                                           9,900   Kyphon, Inc. (a)                                         379,764
                                                           2,000   Landauer, Inc.                                            95,800
                                                           5,300   Laserscope (a)                                           163,293
                                                           8,700   Lifecell Corp. (a)                                       269,004
                                                           1,200   Medical Action Industries, Inc. (a)                       26,508
                                                          10,000   Mentor Corp.                                             435,000

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,050   Meridian Bioscience, Inc.                           $    125,998
                                                           8,200   Merit Medical Systems, Inc. (a)                          112,832
                                                           4,800   Molecular Devices Corp. (a)                              146,688
                                                             600   Northstar Neuroscience, Inc. (a)                           6,228
                                                           9,100   NuVasive, Inc. (a)                                       165,893
                                                          12,800   OraSure Technologies, Inc. (a)                           121,856
                                                           9,600   Owens & Minor, Inc.                                      274,560
                                                          17,300   PSS World Medical, Inc. (a)                              305,345
                                                           4,600   Palomar Medical Technologies, Inc. (a)                   209,898
                                                           6,200   PolyMedica Corp.                                         222,952
                                                           4,500   SonoSite, Inc. (a)                                       175,680
                                                           5,700   Spectranetic Corp (a)                                     61,104
                                                           7,200   Stereotaxis, Inc. (a)                                     77,688
                                                          16,200   Steris Corp.                                             370,332
                                                           4,500   SurModics, Inc. (a)                                      162,495
                                                           6,900   Symmetry Medical, Inc. (a)                               106,260
                                                          17,400   ThermoGenesis Corp. (a)                                   72,036
                                                          12,600   Thoratec Corp. (a)                                       174,762
                                                           6,900   Ventana Medical Systems Inc. (a)                         325,542
                                                           7,100   Viasys Healthcare, Inc. (a)                              181,760
                                                           1,200   Vital Signs, Inc.                                         59,436
                                                           6,900   West Pharmaceutical Services, Inc.                       250,332
                                                           7,100   Wright Medical Group, Inc. (a)                           148,603
                                                             400   Young Innovations, Inc.                                   14,092
                                                                                                                       ------------
                                                                                                                          8,926,020
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                                    3,100   Air Methods Corp. (a)                                     81,158
                                                           9,500   Magellan Health Services, Inc. (a)                       430,445
                                                           8,100   Option Care, Inc.                                         97,038
                                                           7,400   Parexel International Corp. (a)                          213,490
                                                           4,100   RehabCare Group, Inc. (a)                                 71,258
                                                                                                                       ------------
                                                                                                                            893,389
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                                   1,100   Ampco-Pittsburgh Corp.                                    31,515
                                                           2,800   CIRCOR International, Inc.                                85,372
                                                             300   Compx International, Inc.                                  5,370
                                                           3,300   Dynamic Materials Corp.                                  111,771
                                                           6,100   Encore Wire Corp. (a)                                    219,234
                                                           4,000   Insteel Industries, Inc.                                  96,800
                                                           6,800   Kaydon Corp.                                             253,708
                                                           2,600   LB Foster Co. Class A (a)                                 63,102
                                                           7,900   Lone Star Technologies Inc. (a)                          426,758
                                                           8,800   Maverick Tube Corp. (a)                                  556,072
                                                           7,700   Mueller Water Products, Inc. (a)                         134,057
                                                           4,400   NN, Inc.                                                  54,340
                                                           5,400   NS Group, Inc. (a)                                       297,432
                                                           9,000   Quanex Corp.                                             387,630
                                                           3,800   RBC Bearings, Inc. (a)                                    86,260
                                                           5,900   RTI International Metals, Inc. (a)                       329,456
                                                           6,500   Ryerson, Inc.                                            175,500
                                                           4,800   Superior Essex, Inc. (a)                                 143,664
                                                           3,800   Valmont Industries, Inc.                                 176,662
                                                                                                                       ------------
                                                                                                                          3,634,703
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%                     2,100   AM Castle & Co.                                           67,725
                                                           5,000   AMCOL International Corp.                                131,750
                                                           4,600   Brush Engineered Materials, Inc. (a)                      95,910

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,600   Cleveland-Cliffs, Inc.                              $    444,024
                                                           6,500   Compass Minerals International, Inc.                     162,175
                                                          23,600   GrafTech International Ltd. (a)                          136,880
                                                          31,800   Hecla Mining Co. (a)                                     166,950
                                                           5,200   Minerals Technologies, Inc.                              270,400
                                                           9,200   Stillwater Mining Co. (a)                                116,656
                                                                                                                       ------------
                                                                                                                          1,592,470
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit and Grain Processing - 0.0%                 3,000   MGP Ingredients, Inc.                                     69,660
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                          1,800   Core-Mark Holdings Co., Inc. (a)                          64,440
Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                      5,100   Reddy Ice Holdings, Inc.                                 103,785
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                  6,800   Ceradyne, Inc. (a)                                       336,532
Commodities - 0.2%                                         8,600   Symyx Technologies Inc. (a)                              207,690
                                                           4,900   WD-40 Co.                                                164,493
                                                                                                                       ------------
                                                                                                                            708,715
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                  7,400   Insituform Technologies, Inc. Class A (a)                169,386
Processing - 0.3%                                          7,000   Metal Management, Inc.                                   214,340
                                                           3,800   Rogers Corp. (a)                                         214,092
                                                          19,700   USEC, Inc.                                               233,445
                                                           1,700   Xerium Technologies, Inc.                                 16,014
                                                                                                                       ------------
                                                                                                                            847,277
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                    18,600   BE Aerospace, Inc. (a)                                   425,196
                                                           8,800   Blount International, Inc. (a)                           105,776
                                                                                                                       ------------
                                                                                                                            530,972
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                            4,500   IHS, Inc. Class A (a)                                    133,335
                                                           2,000   iRobot Corp. (a)                                          49,760
                                                                                                                       ------------
                                                                                                                            183,095
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                              5,100   Compass Diversified Trust                                 72,777
                                                          13,100   GenCorp, Inc. (a)                                        209,993
                                                           3,200   Gentek Inc (a)                                            85,920
                                                           6,500   Kaman Corp. Class A                                      118,300
                                                           5,800   Lancaster Colony Corp.                                   228,926
                                                           3,900   Raven Industries, Inc.                                   122,850
                                                           1,300   Sequa Corp. Class A (a)                                  105,950
                                                                                                                       ------------
                                                                                                                            944,716
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                                9,764   ACCO Brands Corp. (a)                                    213,832
Equipment - 0.3%                                          14,900   Herman Miller, Inc.                                      383,973
                                                           5,900   Kimball International, Inc. Class B                      116,289
                                                           6,500   Knoll, Inc.                                              119,340
                                                           8,800   Presstek, Inc. (a)                                        81,928
                                                                                                                       ------------
                                                                                                                            915,362
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.2%                                   7,000   Atwood Oceanics, Inc. (a)                                347,200
                                                           2,300   Bois d'Arc Energy, Inc. (a)                               37,881
                                                           4,000   Hercules Offshore, Inc. (a)                              140,000
                                                                                                                       ------------
                                                                                                                            525,081
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.2%                                5,000   ATP Oil & Gas Corp. (a)                                  209,650
                                                           1,900   Arena Resources, Inc. (a)                                 65,151
                                                           4,200   Atlas America, Inc. (a)                                  188,202
                                                          12,500   Aurora Oil & Gas Corp. (a)                                50,000
                                                           7,800   Berry Petroleum Co. Class A                              258,570
                                                           5,900   Bill Barrett Corp. (a)                                   174,699
                                                          13,500   Brigham Exploration Co. (a)                              106,785
                                                           2,600   Bronco Drilling Co., Inc. (a)                             54,314
                                                           4,500   Callon Petroleum Co. (a)                                  87,030

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,800   Carrizo Oil & Gas, Inc. (a)                         $    181,598
                                                           1,600   Clayton Williams Energy, Inc. (a)                         55,264
                                                          10,300   Comstock Resources, Inc. (a)                             307,558
                                                             700   Delek US Holdings, Inc. (a)                               10,640
                                                           9,900   EXCO Resources, Inc. (a)                                 112,860
                                                           5,300   Edge Petroleum Corp. (a)                                 105,894
                                                          12,600   Encore Acquisition Co. (a)                               338,058
                                                          10,300   Energy Partners Ltd. (a)                                 195,185
                                                           8,600   The Exploration Co. of Delaware, Inc. (a)                 91,676
                                                          17,600   Gasco Energy, Inc. (a)                                    78,320
                                                           4,300   GeoGlobal Resources, Inc. (a)                             21,027
                                                           3,900   Goodrich Petroleum Corp. (a)                             110,721
                                                          46,600   Grey Wolf, Inc. (a)                                      358,820
                                                             900   Gulfport Energy Corp. (a)                                  9,936
                                                           8,900   Harvest Natural Resources, Inc. (a)                      120,506
                                                           7,500   Houston Exploration Co. (a)                              458,925
                                                          16,100   Mariner Energy, Inc. (a)                                 295,757
                                                           7,100   McMoRan Exploration Co. (a)                              124,960
                                                          20,800   Meridian Resource Corp. (a)                               72,800
                                                           9,400   Parallel Petroleum Corp. (a)                             232,274
                                                          13,400   PetroHawk Energy Corp. (a)                               168,840
                                                           4,600   Petroleum Development Corp. (a)                          173,420
                                                          10,900   Petroquest Energy, Inc. (a)                              133,852
                                                          11,300   Pioneer Drilling Co. (a)                                 174,472
                                                           4,000   Quest Resource Corp. (a)                                  54,200
                                                           6,900   Remington Oil & Gas Corp. (a)                            303,393
                                                           3,600   Resource America, Inc. Class A                            68,580
                                                          11,000   Rosetta Resources, Inc. (a)                              182,820
                                                           6,500   Stone Energy Corp. (a)                                   302,575
                                                           7,000   Swift Energy Co. (a)                                     300,510
                                                           3,100   Toreador Resources Corp. (a)                              87,203
                                                          13,700   Transmeridian Exploration, Inc. (a)                       78,090
                                                          11,200   Warren Resources, Inc. (a)                               160,832
                                                           4,600   Western Refining, Inc.                                    99,268
                                                           8,100   Whiting Petroleum Corp. (a)                              339,147
                                                                                                                       ------------
                                                                                                                          7,104,382
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                           14,000   Delta Petroleum Corp. (a)                                238,700
                                                           2,400   GMX Resources Inc. (a)                                    74,208
                                                           3,800   Giant Industries, Inc. (a)                               252,890
                                                          13,000   KCS Energy, Inc. (a)                                     386,100
                                                             400   Ram Energy Resources, Inc. (a)                             2,288
                                                                                                                       ------------
                                                                                                                            954,186
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.1%                      16,000   Vaalco Energy, Inc. (a)                                  156,160
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                  11,100   Ferro Corp.                                              177,156
                                                           7,400   H.B. Fuller Co.                                          322,418
                                                             600   Kronos Worldwide, Inc.                                    17,550
                                                                                                                       ------------
                                                                                                                            517,124
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                               6,400   Albany International Corp. Class A                       271,296
                                                          13,400   Bowater, Inc.                                            304,850
                                                           5,900   Buckeye Technologies, Inc. (a)                            45,076
                                                           9,000   Caraustar Industries, Inc. (a)                            81,000
                                                           5,500   Chesapeake Corp.                                          90,255
                                                           6,500   Mercer International, Inc.-Sbi (a)                        56,420
                                                           4,500   Neenah Paper, Inc.                                       137,025

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          10,600   P.H. Glatfelter Co.                                 $    168,222
                                                           5,900   Rock-Tenn Co. Class A                                     94,105
                                                          10,700   Wausau Paper Corp.                                       133,215
                                                                                                                       ------------
                                                                                                                          1,381,464
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                            2,700   The Lamson & Sessions Co. (a)                             76,572
                                                           3,000   PW Eagle, Inc.                                            90,720
                                                           7,700   Spartech Corp.                                           174,020
                                                                                                                       ------------
                                                                                                                            341,312
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control and Environmental                        3,700   American Ecology Corp.                                    98,050
Service - 0.2%                                             3,500   Basin Water, Inc. (a)                                     35,070
                                                          14,000   Darling International, Inc. (a)                           63,420
                                                          10,900   Headwaters, Inc. (a)                                     278,604
                                                           2,300   Team, Inc. (a)                                            57,615
                                                                                                                       ------------
                                                                                                                            532,759
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                        7,400   Regal-Beloit Corp.                                       326,710
-----------------------------------------------------------------------------------------------------------------------------------
Printing and Copying Services - 0.1%                       9,700   Bowne & Co., Inc.                                        138,710
                                                          12,700   Cenveo, Inc. (a)                                         227,965
                                                           4,800   Schawk, Inc.                                              84,000
                                                                                                                       ------------
                                                                                                                            450,675
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.3%                     2,500   ADE Corp. (a)                                             81,225
                                                           9,000   ATMI, Inc. (a)                                           221,580
                                                          24,200   Axcelis Technologies, Inc. (a)                           142,780
                                                          17,883   Brooks Automation, Inc. (a)                              211,019
                                                          11,200   Cognex Corp.                                             291,536
                                                          22,400   Credence Systems Corp. (a)                                78,400
                                                           9,300   Cymer, Inc. (a)                                          432,078
                                                           5,300   Dionex Corp. (a)                                         289,698
                                                           7,900   Electro Scientific Industries, Inc. (a)                  142,121
                                                           9,700   Emcore Corp. (a)                                          93,120
                                                          32,295   Entegris, Inc. (a)                                       307,771
                                                           5,600   Esterline Technologies Corp. (a)                         232,904
                                                           6,600   FEI Co. (a)                                              149,688
                                                           5,800   Intevac, Inc. (a)                                        125,744
                                                          16,000   Kulicke & Soffa Industries, Inc. (a)                     118,560
                                                          17,000   LTX Corp. (a)                                            119,170
                                                           5,100   MTS Systems Corp.                                        201,501
                                                          14,500   Mattson Technology, Inc. (a)                             141,665
                                                           4,700   Photon Dynamics, Inc. (a)                                 58,844
                                                           9,100   Photronics, Inc. (a)                                     134,680
                                                           3,700   Rofin-Sinar Technologies, Inc. (a)                       212,639
                                                           5,810   Rudolph Technologies, Inc. (a)                            84,245
                                                           6,100   Ultratech, Inc. (a)                                       96,014
                                                          12,900   Varian Semiconductor Equipment
                                                                   Associates, Inc. (a)                                     420,669
                                                                                                                       ------------
                                                                                                                          4,387,651
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.4%                           6,400   Banta Corp.                                              296,512
                                                           3,300   Consolidated Graphics, Inc. (a)                          171,798
                                                           1,700   Courier Corp.                                             68,034
                                                           6,300   Martha Stewart Living Omnimedia, Inc.
                                                                   Class A (a)                                              105,273
                                                           7,100   Playboy Enterprises, Inc. Class B (a)                     70,858
                                                          39,300   Primedia, Inc. (a)                                        71,919
                                                           2,400   Private Media Group, Inc. (a)                             11,280
                                                          25,200   The Reader's Digest Association, Inc. Class A            351,792
                                                           8,100   Scholastic Corp. (a)                                     210,357
                                                                                                                       ------------
                                                                                                                          1,357,823
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.4%                             20,000   Belo Corp. Class A                                  $    312,000
                                                          21,500   Hollinger International, Inc. Class A                    172,645
                                                           9,000   Journal Communications, Inc. Class A                     101,160
                                                           9,500   Journal Register Co.                                      85,120
                                                           9,900   Lee Enterprises, Inc.                                    266,805
                                                           5,300   Media General, Inc. Class A                              222,017
                                                                                                                       ------------
                                                                                                                          1,159,747
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                            10,600   CKX, Inc. (a)                                            143,842
                                                           8,800   Citadel Broadcasting Corp.                                78,320
                                                           8,800   Cox Radio, Inc. Class A (a)                              126,896
                                                          15,000   Cumulus Media, Inc. Class A (a)                          160,050
                                                           9,100   Emmis Communications Corp. Class A (a)                   142,324
                                                           7,600   Entercom Communications Corp.                            198,816
                                                           1,100   Fisher Communications, Inc. (a)                           46,343
                                                           9,500   Gray Television, Inc.                                     55,005
                                                           8,800   Lin TV Corp. Class A (a)                                  66,440
                                                           3,000   Outdoor Channel Holdings, Inc. (a)                        30,960
                                                          18,200   Radio One, Inc. Class D (a)                              134,680
                                                           2,300   Salem Communications Corp. Class A (a)                    29,923
                                                          13,300   Sinclair Broadcast Group, Inc. Class A                   113,848
                                                          11,900   Spanish Broadcasting System, Inc. Class A (a)             60,809
                                                          14,500   Westwood One, Inc.                                       108,750
                                                           6,900   World Wrestling Entertainment, Inc.                      116,541
                                                                                                                       ------------
                                                                                                                          1,613,547
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                  1,300   American Railcar Industries, Inc.                         43,043
                                                           3,300   Freightcar America, Inc.                                 183,183
                                                           2,600   Greenbrier Cos., Inc.                                     85,124
                                                          11,600   Westinghouse Air Brake Technologies Corp.                433,840
                                                                                                                       ------------
                                                                                                                            745,190
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                                           8,400   Florida East Coast Industries, Inc.                      439,572
                                                           7,950   Genesee & Wyoming, Inc. Class A (a)                      281,987
                                                           9,300   RailAmerica, Inc. (a)                                     97,278
                                                                                                                       ------------
                                                                                                                            818,837
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                           700   AMREP Corp.                                               38,024
                                                           8,200   Affordable Residential Communities                        88,150
                                                           1,400   Avatar Holdings, Inc. (a)                                 79,758
                                                           4,100   Bluegreen Corp. (a)                                       46,986
                                                           2,400   California Coastal Communities, Inc. (a)                  76,800
                                                           1,400   Consolidated-Tomoka Land Co.                              77,196
                                                           2,800   Housevalues, Inc. (a)                                     19,404
                                                           4,200   Newkirk Realty Trust, Inc.                                72,912
                                                           2,000   Tejon Ranch Co. (a)                                       82,320
                                                           7,800   Trammell Crow Co. (a)                                    274,326
                                                                                                                       ------------
                                                                                                                            855,876
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                             15,400   Aames Investment Corp.                                    76,846
(REITs) - 6.5%                                             7,200   Acadia Realty Trust                                      170,280
                                                           2,700   Agree Realty Corp.                                        91,719
                                                             400   Alexander's, Inc. (a)                                    108,704
                                                           5,800   Alexandria Real Estate Equities, Inc.                    514,344
                                                           5,300   American Campus Communities, Inc.                        131,705
                                                          28,200   American Financial Realty Trust                          272,976
                                                          10,600   American Home Mortgage Investment Corp.                  390,716
                                                          12,000   Anthracite Capital, Inc.                                 145,920
                                                          14,100   Anworth Mortgage Asset Corp.                             117,030

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           4,000   Arbor Realty Trust, Inc.                            $    100,200
                                                          14,000   Ashford Hospitality Trust, Inc.                          176,680
                                                          12,400   BioMed Realty Trust, Inc.                                371,256
                                                          10,500   Capital Lease Funding, Inc.                              119,805
                                                           2,100   Capital Trust, Inc.                                       74,802
                                                           5,300   Cedar Shopping Centers, Inc.                              78,016
                                                           2,600   CentraCore Properties Trust                               64,350
                                                           8,000   Corporate Office Properties Trust                        336,640
                                                           9,200   Cousins Properties, Inc.                                 284,556
                                                          17,300   Crescent Real Estate EQT Co.                             321,088
                                                          10,200   Deerfield Triarc Capital Corp.                           132,396
                                                          13,300   DiamondRock Hospitality Co.                              196,973
                                                           4,100   Digital Realty Trust, Inc.                               101,229
                                                           5,300   Eastgroup Properties Inc.                                247,404
                                                           8,200   Education Realty Trust, Inc.                             136,530
                                                           7,000   Entertainment Properties Trust                           301,350
                                                          13,100   Equity Inns, Inc.                                        216,936
                                                           4,700   Equity Lifestyle Properties, Inc.                        206,001
                                                           8,000   Equity One, Inc.                                         167,200
                                                          10,800   Extra Space Storage, Inc.                                175,392
                                                          13,100   FelCor Lodging Trust, Inc.                               284,794
                                                          14,400   Fieldstone Investment Corp.                              131,904
                                                          10,900   First Industrial Realty Trust, Inc.                      413,546
                                                           5,300   First Potomac Realty Trust                               157,887
                                                          10,500   Franklin Street Properties Corp.                         206,640
                                                          32,900   Friedman Billings Ramsey Group, Inc. Class A             360,913
                                                           9,500   GMH Communities Trust                                    125,210
                                                           3,800   Getty Realty Corp.                                       108,072
                                                           7,700   Glenborough Realty Trust, Inc.                           165,858
                                                           9,900   Glimcher Realty Trust                                    245,619
                                                           2,800   Gramercy Capital Corp.                                    72,520
                                                          10,500   Healthcare Realty Trust, Inc.                            334,425
                                                           6,100   Heritage Property Investment Trust                       213,012
                                                           9,800   Hersha Hospitality Trust                                  91,042
                                                          12,600   Highland Hospitality Corp.                               177,408
                                                          13,900   Highwoods Properties, Inc.                               502,902
                                                           8,800   Home Properties, Inc.                                    488,488
                                                          13,600   HomeBanc Corp.                                           107,984
                                                          18,200   IMPAC Mortgage Holdings, Inc.                            203,476
                                                          16,200   Inland Real Estate Corp.                                 241,056
                                                           9,800   Innkeepers USA Trust                                     169,344
                                                          11,200   Investors Real Estate Trust                              101,136
                                                           4,300   JER Investors Trust, Inc.                                 66,865
                                                          17,900   KKR Financial Corp.                                      372,499
                                                           5,500   Kite Realty Group Trust                                   85,745
                                                           5,600   LTC Properties, Inc.                                     125,160
                                                           9,600   LaSalle Hotel Properties                                 444,480
                                                          12,700   Lexington Corporate Properties Trust                     274,320
                                                          12,200   Longview Fibre Co.                                       232,898
                                                          11,100   Luminent Mortgage Capital, Inc.                          102,786
                                                          23,100   MFA Mortgage Investments, Inc.                           158,928
                                                           9,600   Maguire Properties, Inc.                                 337,632
                                                          12,200   Medical Properties Trust, Inc.                           134,688
                                                           5,400   Mid-America Apartment Communities, Inc.                  301,050

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          12,800   The Mills Corp.                                     $    342,400
                                                           5,800   MortgageIT Holdings, Inc.                                 69,948
                                                           5,600   National Health Investors, Inc.                          150,584
                                                          12,400   National Retail Properties, Inc.                         247,380
                                                          17,900   Nationwide Health Properties, Inc.                       402,929
                                                          10,500   Newcastle Investment Corp.                               265,860
                                                           9,800   NorthStar Realty Finance Corp.                           117,698
                                                           7,900   NovaStar Financial, Inc.                                 249,719
                                                          15,100   Omega Healthcare Investors, Inc.                         199,622
                                                           3,700   PS Business Parks, Inc.                                  218,300
                                                           4,100   Parkway Properties, Inc.                                 186,550
                                                           8,500   Pennsylvania Real Estate Investment Trust                343,145
                                                          10,300   Post Properties, Inc.                                    467,002
                                                           9,239   Potlatch Corp.                                           348,772
                                                           7,700   RAIT Investment Trust                                    224,840
                                                           5,100   Ramco-Gershenson Properties Trust                        137,343
                                                          18,600   Realty Income Corp.                                      407,340
                                                           4,600   Redwood Trust, Inc.                                      224,618
                                                           9,100   Republic Property Trust                                   89,908
                                                           2,600   Saul Centers, Inc.                                       106,028
                                                          11,000   Saxon Capital Inc.                                       125,840
                                                          15,300   Senior Housing Properties Trust                          274,023
                                                           2,200   Sizeler Property Investors, Inc.                          35,332
                                                           4,200   Sovran Self Storage, Inc.                                213,318
                                                          18,000   Spirit Finance Corp.                                     202,680
                                                          18,900   Strategic Hotel Capital, Inc.                            391,986
                                                           5,300   Sun Communities, Inc.                                    172,409
                                                          12,900   Sunstone Hotel Investors, Inc.                           374,874
                                                           7,400   Tanger Factory Outlet Centers, Inc.                      239,538
                                                           2,300   Tarragon Corp.                                            31,855
                                                          15,800   Trustreet Properties, Inc.                               208,402
                                                           2,800   Universal Health Realty Income Trust                      87,780
                                                           4,900   Urstadt Biddle Properties, Inc. Class A                   79,821
                                                          12,800   U-Store-It Trust                                         241,408
                                                           9,700   Washington Real Estate Investment Trust                  355,990
                                                           2,900   Windrose Medical Properties Trust                         42,340
                                                           6,200   Winston Hotels, Inc.                                      75,950
                                                           2,100   Winthrop Realty Trust, Inc.                               12,474
                                                                                                                       ------------
                                                                                                                         21,335,337
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                       4,400   Arctic Cat, Inc.                                          85,844
                                                          15,600   Fleetwood Enterprises, Inc. (a)                          117,624
                                                           1,600   Marine Products Corp.                                     15,568
                                                           7,900   Monaco Coach Corp.                                       100,330
                                                           9,300   Polaris Industries, Inc.                                 402,690
                                                           8,600   Winnebago Industries, Inc.                               266,944
                                                                                                                       ------------
                                                                                                                            989,000
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                 2,900   Electro Rent Corp. (a)                                    46,458
Commercial - 0.2%                                          3,500   H&E Equipment Services, Inc. (a)                         103,075
                                                           1,600   Interpool, Inc.                                           35,552
                                                           1,600   Marlin Business Services, Inc. (a)                        36,096
                                                           4,400   McGrath RentCorp                                         122,364
                                                           8,200   Williams Scotsman International, Inc. (a)                179,088
                                                                                                                       ------------
                                                                                                                            522,633
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                                 9,400   Aaron Rents, Inc.                                   $    252,672
Consumer - 0.4%                                            2,300   Amerco, Inc. (a)                                         231,518
                                                           5,900   Dollar Thrifty Automotive Group (a)                      265,913
                                                          15,700   Rent-A-Center, Inc. (a)                                  390,302
                                                                                                                       ------------
                                                                                                                          1,140,405
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.7%                                         8,000   AFC Enterprises Inc. (a)                                 102,000
                                                          19,250   Applebees International, Inc.                            369,985
                                                           2,800   BJ's Restaurants, Inc. (a)                                62,552
                                                           9,500   Bob Evans Farms, Inc.                                    285,095
                                                           2,300   Buffalo Wild Wings, Inc. (a)                              88,113
                                                           7,058   CBRL Group, Inc.                                         239,407
                                                           8,000   CEC Entertainment, Inc. (a)                              256,960
                                                          13,000   CKE Restaurants, Inc.                                    215,930
                                                           5,800   California Pizza Kitchen, Inc. (a)                       159,384
                                                           2,200   Chipotle Mexican Grill, Inc. Class A (a)                 134,090
                                                           5,200   Cosi, Inc. (a)                                            32,396
                                                          25,600   Denny's Corp. (a)                                         94,208
                                                           7,900   Domino's Pizza, Inc.                                     195,446
                                                           4,400   IHOP Corp.                                               211,552
                                                           8,500   Jack in the Box, Inc. (a)                                333,200
                                                          14,400   Krispy Kreme Doughnuts, Inc. (a)                         117,216
                                                           3,900   Landry's Restaurants, Inc.                               126,555
                                                           5,000   Lone Star Steakhouse & Saloon, Inc.                      131,150
                                                           5,100   Luby's, Inc. (a)                                          53,193
                                                           1,800   McCormick & Schmick's Seafood
                                                                   Restaurants, Inc. (a)                                     42,840
                                                             700   Morton's Restaurant Group, Inc. (a)                       10,724
                                                           7,300   O'Charleys, Inc. (a)                                     124,100
                                                           7,100   PF Chang's China Bistro, Inc. (a)                        269,942
                                                           6,400   Papa John's International, Inc. (a)                      212,480
                                                           9,100   Rare Hospitality International, Inc. (a)                 261,716
                                                           4,000   Red Robin Gourmet Burgers, Inc. (a)                      170,240
                                                          14,900   Ruby Tuesday, Inc.                                       363,709
                                                           2,900   Ruth's Chris Steak House, Inc. (a)                        59,218
                                                          10,100   Ryan's Restaurant Group, Inc. (a)                        120,291
                                                          19,200   Sonic Corp. (a)                                          399,168
                                                           6,700   The Steak n Shake Co. (a)                                101,438
                                                          12,200   Texas Roadhouse, Inc. Class A (a)                        164,944
                                                          12,800   Triarc Cos.                                              200,064
                                                                                                                       ------------
                                                                                                                          5,709,306
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.9%                                              6,000   1-800-FLOWERS.COM, Inc. Class A (a)                       34,620
                                                          10,000   99 Cents Only Stores (a)                                 104,600
                                                           4,800   AC Moore Arts & Crafts, Inc. (a)                          78,288
                                                          13,100   Aeropostale, Inc. (a)                                    378,459
                                                           3,400   America's Car Mart, Inc. (a)                              69,054
                                                           1,700   Asbury Automotive Group, Inc. (a)                         35,598
                                                           4,600   bebe Stores, Inc.                                         70,932
                                                           6,500   Big 5 Sporting Goods Corp.                               126,750
                                                          28,500   Big Lots, Inc. (a)                                       486,780
                                                          45,000   Blockbuster, Inc. Class A                                224,100
                                                           4,100   Blue Nile, Inc. (a)                                      131,856
                                                           2,500   The Bon-Ton Stores, Inc.                                  54,700
                                                           4,700   Books-A-Million, Inc.                                     78,396
                                                          14,100   Borders Group, Inc.                                      260,286
                                                           6,750   Brown Shoe Co., Inc.                                     230,040

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1,600   The Buckle, Inc.                                    $     66,992
                                                           2,500   Build-A-Bear Workshop, Inc. (a)                           53,775
                                                          10,500   CSK Auto Corp. (a)                                       125,685
                                                           6,300   Cabela's, Inc. Class A (a)                               121,338
                                                           2,900   Cache, Inc. (a)                                           50,286
                                                           9,200   Casual Male Retail Group, Inc. (a)                        92,460
                                                           7,300   The Cato Corp. Class A                                   188,705
                                                           5,800   Central Garden and Pet Co. (a)                           249,690
                                                           4,500   Charlotte Russe Holding, Inc. (a)                        107,730
                                                          29,700   Charming Shoppes, Inc. (a)                               333,828
                                                           5,700   The Children's Place Retail Stores, Inc. (a)             342,285
                                                           9,400   Christopher & Banks Corp.                                272,600
                                                           1,900   Conn's, Inc. (a)                                          50,445
                                                           6,500   Cost Plus, Inc. (a)                                       95,290
                                                             100   DEB Shops, Inc.                                            2,411
                                                           5,144   dELiA*s, Inc. (a)                                         41,564
                                                          12,000   Dress Barn, Inc. (a)                                     304,200
                                                          13,700   drugstore.com, Inc. (a)                                   39,730
                                                           3,300   Ezcorp, Inc. (a)                                         124,377
                                                           2,900   FTD Group, Inc. (a)                                       39,150
                                                           9,600   Fred's, Inc.                                             128,160
                                                           7,900   GSI Commerce, Inc. (a)                                   106,887
                                                           5,400   Gaiam, Inc. (a)                                           75,708
                                                           5,600   Genesco, Inc. (a)                                        189,672
                                                           6,300   Global Imaging Systems, Inc. (a)                         260,064
                                                           6,300   Group 1 Automotive, Inc.                                 354,942
                                                           6,800   Guitar Center, Inc. (a)                                  302,396
                                                           8,500   Gymboree Corp. (a)                                       295,460
                                                          11,100   HOT Topic, Inc. (a)                                      127,761
                                                           9,550   Hibbett Sporting Goods, Inc. (a)                         228,245
                                                          12,900   Insight Enterprises, Inc. (a)                            245,745
                                                           5,800   Jo-Ann Stores, Inc. (a)                                   84,970
                                                           5,125   Jos. A. Bank Clothiers, Inc. (a)                         122,795
                                                           1,100   Lawson Products, Inc.                                     43,362
                                                           3,800   Lithia Motors, Inc. Class A                              115,216
                                                           3,900   MarineMax, Inc. (a)                                      102,297
                                                          10,700   Men's Wearhouse, Inc.                                    324,210
                                                           3,600   New York & Co. (a)                                        35,172
                                                           3,500   Overstock.com, Inc. (a)                                   74,410
                                                          13,000   PEP Boys-Manny, Moe & Jack                               152,490
                                                          17,500   Pacific Sunwear of California, Inc. (a)                  313,775
                                                           5,800   The Pantry, Inc. (a)                                     333,732
                                                          15,700   Payless Shoesource, Inc. (a)                             426,569
                                                          13,900   Petco Animal Supplies, Inc. (a)                          283,977
                                                           5,700   PetMed Express, Inc. (a)                                  62,529
                                                          20,900   Pier 1 Imports, Inc.                                     145,882
                                                           6,300   Priceline.com, Inc. (a)                                  188,118
                                                             200   Pricesmart, Inc. (a)                                       2,004
                                                           9,500   Restoration Hardware, Inc. (a)                            68,210
                                                           4,800   Retail Ventures, Inc. (a)                                 85,536
                                                           6,500   Rush Enterprises Inc. Class A (a)                        118,105
                                                           4,000   Russ Berrie & Co., Inc. (a)                               49,040
                                                           6,400   School Specialty, Inc. (a)                               203,840

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           6,100   Sonic Automotive, Inc.                              $    135,298
                                                           1,100   The Sportsman's Guide, Inc. (a)                           33,550
                                                           7,000   Stage Stores, Inc.                                       231,000
                                                           5,100   Stamps.com, Inc. (a)                                     141,882
                                                           5,700   Stein Mart, Inc.                                          84,360
                                                           5,300   Talbots, Inc.                                             97,785
                                                           8,000   Too, Inc. (a)                                            307,120
                                                           8,600   Tuesday Morning Corp.                                    113,090
                                                          10,800   United Natural Foods, Inc. (a)                           356,616
                                                           7,800   ValueVision Media, Inc. Class A (a)                       86,034
                                                           2,200   Volcom Inc. (a)                                           70,378
                                                          13,500   The Wet Seal, Inc. Class A (a)                            65,880
                                                          12,200   Zale Corp. (a)                                           293,898
                                                           2,800   Zumiez, Inc. (a)                                         105,196
                                                                                                                       ------------
                                                                                                                         12,840,366
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.1%                                      5,700   Anchor Bancorp Wisconsin, Inc.                           171,969
                                                           6,000   BFC Financial Corp. (a)                                   39,900
                                                          17,000   Bank Mutual Corp.                                        207,740
                                                          12,800   BankAtlantic Bancorp, Inc. Class A                       189,952
                                                           8,500   BankUnited Financial Corp. Class A                       259,420
                                                           2,000   Berkshire Hills Bancorp, Inc.                             70,960
                                                          14,800   Brookline Bancorp, Inc.                                  203,796
                                                             200   Charter Financial Corp.                                    7,892
                                                           1,100   Citizens First Bancorp, Inc.                              29,381
                                                           2,150   Coastal Financial Corp.                                   27,757
                                                          12,400   Commercial Capital Bancorp, Inc.                         195,300
                                                           8,000   Dime Community Bancshares, Inc.                          108,560
                                                           4,600   Downey Financial Corp.                                   312,110
                                                           6,600   Fidelity Bankshares, Inc.                                210,012
                                                           2,900   First Financial Holdings, Inc.                            92,800
                                                           4,125   First Indiana Corp.                                      107,374
                                                          27,100   First Niagara Financial Group, Inc.                      379,942
                                                           2,300   First Place Financial Corp.                               52,923
                                                           5,800   First Republic Bank                                      265,640
                                                           4,500   FirstFed Financial Corp. (a)                             259,515
                                                           9,700   Flagstar Bancorp, Inc.                                   154,812
                                                           3,900   Flushing Financial Corp.                                  70,044
                                                           2,200   Great Southern Bancorp, Inc.                              67,166
                                                           5,800   Harbor Florida Bancshares, Inc.                          215,412
                                                           2,200   Horizon Financial Corp.                                   60,346
                                                           2,800   IBERIABANK Corp.                                         161,112
                                                           1,300   ITLA Capital Corp.                                        68,354
                                                           6,900   KNBT Bancorp, Inc.                                       113,988
                                                           5,000   Kearny Financial Corp.                                    74,000
                                                           8,100   MAF Bancorp, Inc.                                        347,004
                                                             100   NASB Financial, Inc.                                       3,377
                                                          11,100   Netbank, Inc.                                             73,593
                                                          26,400   NewAlliance Bancshares, Inc.                             377,784
                                                           3,600   Northwest Bancorp, Inc.                                   95,400
                                                           1,100   OceanFirst Financial Corp.                                24,442
                                                           8,200   Ocwen Financial Corp. (a)                                104,222

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,900   PFF Bancorp, Inc.                                   $    195,644
                                                          11,400   Partners Trust Financial Group, Inc.                     130,074
                                                           2,200   Pennfed Financial Services, Inc.                          41,030
                                                          16,200   Provident Financial Services, Inc.                       290,790
                                                           9,200   Provident New York Bancorp                               121,624
                                                           2,400   Rockville Financial, Inc. (a)                             35,328
                                                           2,600   Sound Federal Bancorp, Inc.                               54,054
                                                           9,400   Sterling Financial Corp.                                 286,794
                                                           3,200   Texas United Bancshares, Inc.                             90,080
                                                           4,300   TierOne Corp.                                            145,211
                                                           6,400   United Community Financial Corp.                          76,800
                                                          26,700   W Holding Co., Inc.                                      177,555
                                                           2,000   Willow Grove Bancorp, Inc.                                31,820
                                                                                                                       ------------
                                                                                                                          6,880,803
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.1%                    9,000   Newport Corp. (a)                                        145,080
                                                           8,100   Varian, Inc. (a)                                         336,231
                                                                                                                       ------------
                                                                                                                            481,311
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%                     2,400   GFI Group, Inc. (a)                                      129,480
                                                          12,500   CharterMac                                               233,875
                                                           3,100   Gladstone Investment Corp.                                46,500
                                                          26,400   Knight Capital Group, Inc. Class A (a)                   402,072
                                                          12,700   LaBranche & Co., Inc. (a)                                153,797
                                                           7,300   MarketAxess Holdings, Inc. (a)                            80,373
                                                           7,700   NCO Group, Inc. (a)                                      203,588
                                                           4,700   optionsXpress Holdings, Inc.                             109,557
                                                           3,000   Penson Worldwide, Inc. (a)                                51,630
                                                           3,800   SWS Group, Inc.                                           91,656
                                                           2,700   Thomas Weisel Partners Group, Inc. (a)                    51,327
                                                                                                                       ------------
                                                                                                                          1,553,855
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%                               11,500   ABM Industries, Inc.                                     196,650
                                                           6,600   AMN Healthcare Services, Inc. (a)                        133,980
                                                           5,500   Administaff, Inc.                                        196,955
                                                           4,500   The Advisory Board Co. (a)                               216,405
                                                           4,900   Ambassadors Group, Inc.                                  141,512
                                                             800   Ambassadors International, Inc.                           18,600
                                                             600   Barrett Business Services (a)                             11,010
                                                          11,900   CBIZ, Inc. (a)                                            88,179
                                                           3,100   CDI Corp.                                                 89,900
                                                           3,000   CRA International, Inc. (a)                              135,420
                                                           5,300   Casella Waste Systems, Inc. (a)                           69,377
                                                           2,300   Central Parking Corp.                                     36,800
                                                           5,800   Chemed Corp.                                             316,274
                                                           3,900   Clark, Inc.                                               51,480
                                                           9,200   Cogent, Inc. (a)                                         138,644
                                                           6,300   Coinmach Service Corp. Class A                            64,575
                                                           6,700   Coinstar, Inc. (a)                                       160,398
                                                           1,200   Cornell Cos., Inc. (a)                                    18,432
                                                           4,500   CoStar Group, Inc. (a)                                   269,235
                                                           9,100   Cross Country Healthcare, Inc. (a)                       165,529
                                                           7,000   DiamondCluster International, Inc. Class A (a)            55,440
                                                           4,100   DynCorp. International, Inc. (a)                          42,558
                                                           3,800   Exponent, Inc. (a)                                        64,220

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           9,600   FTI Consulting, Inc. (a)                            $    256,992
                                                           1,300   First Advantage Corp. Class A (a)                         30,238
                                                           7,200   First Consulting Group, Inc. (a)                          63,648
                                                           3,300   Forrester Research, Inc. (a)                              92,334
                                                           5,100   G&K Services, Inc. Class A                               174,930
                                                           3,700   The Geo Group, Inc. (a)                                  129,685
                                                           7,100   Gevity HR, Inc.                                          188,505
                                                          12,000   Harris Interactive, Inc. (a)                              68,400
                                                           5,100   Heidrick & Struggles International, Inc. (a)             172,584
                                                          11,300   Home Solutions of America, Inc. (a)                       69,721
                                                           7,300   Hudson Highland Group, Inc. (a)                           78,767
                                                           1,000   ICT Group, Inc. (a)                                       24,530
                                                          24,700   IKON Office Solutions, Inc.                              311,220
                                                           8,400   Jackson Hewitt Tax Service, Inc.                         263,340
                                                           4,800   Kelly Services, Inc. Class A                             130,416
                                                           4,000   Kenexa Corp. (a)                                         127,400
                                                           8,300   Kforce, Inc. (a)                                         128,567
                                                           4,300   The Knot, Inc. (a)                                        89,999
                                                           9,700   Korn/Ferry International (a)                             190,023
                                                          13,100   Labor Ready, Inc. (a)                                    296,715
                                                           7,800   Lightbridge, Inc. (a)                                    101,010
                                                           3,100   Liquidity Services, Inc. (a)                              48,267
                                                           4,200   MAXIMUS, Inc.                                             97,230
                                                          24,700   MPS Group, Inc. (a)                                      371,982
                                                           3,700   Midas, Inc. (a)                                           68,080
                                                           2,200   Monro Muffler, Inc.                                       71,632
                                                          11,300   Navigant Consulting, Inc. (a)                            255,945
                                                           2,300   Navigant International, Inc. (a)                          36,869
                                                          10,900   Net 1 UEPS Technologies, Inc. (a)                        298,115
                                                           3,000   NetRatings, Inc. (a)                                      41,670
                                                           4,400   On Assignment, Inc. (a)                                   40,436
                                                          12,800   PHH Corp. (a)                                            352,512
                                                           5,800   People Support, Inc. (a)                                  78,068
                                                           2,900   Perficient, Inc. (a)                                      35,844
                                                           2,400   Pre-Paid Legal Services, Inc.                             82,800
                                                           3,900   The Providence Service Corp. (a)                         106,197
                                                          11,800   Regis Corp.                                              420,198
                                                          12,500   Resources Connection, Inc. (a)                           312,750
                                                           7,100   Rollins, Inc.                                            139,444
                                                           9,700   Sirva, Inc. (a)                                           62,759
                                                           9,700   Sitel Corp. (a)                                           38,024
                                                          10,300   Source Interlink Cos., Inc. (a)                          122,570
                                                          13,800   Spherion Corp. (a)                                       125,856
                                                             500   Standard Parking Corp. (a)                                13,540
                                                           4,000   Startek, Inc.                                             59,800
                                                          20,900   Synagro Technologies, Inc.                                82,137
                                                           7,800   TeleTech Holdings, Inc. (a)                               98,748
                                                          13,700   Tetra Tech, Inc. (a)                                     243,038
                                                           1,300   Travelzoo, Inc. (a)                                       39,442
                                                           3,200   Unifirst Corp.                                           110,400
                                                           2,400   Vertrue, Inc. (a)                                        103,272
                                                           4,900   Viad Corp.                                               153,370
                                                           2,400   Volt Information Sciences, Inc. (a)                      111,840
                                                          11,000   Waste Connections, Inc. (a)                              400,400

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             700   Waste Industries USA, Inc.                          $     15,876
                                                           4,733   Waste Services, Inc. (a)                                  42,550
                                                           9,600   Watson Wyatt Worldwide, Inc.                             337,344
                                                          12,600   Wireless Facilities, Inc. (a)                             34,650
                                                           7,100   World Fuel Services Corp.                                324,399
                                                                                                                       ------------
                                                                                                                         11,048,651
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                            6,900   American Commercial Lines, Inc. (a)                      415,725
                                                           4,200   Gulfmark Offshore, Inc. (a)                              108,486
                                                           3,400   Horizon  Lines, Inc. Class A                              54,468
                                                           2,900   Maritrans, Inc.                                           72,210
                                                           1,900   Star Maritime Acquisition Corp. (a)                       19,304
                                                                                                                       ------------
                                                                                                                            670,193
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                                               1,700   CROCS, Inc. (a)                                           42,755
                                                           3,100   Deckers Outdoor Corp. (a)                                119,536
                                                           4,500   DSW, Inc. Class A (a)                                    163,890
                                                          10,200   The Finish Line, Inc. Class A                            120,666
                                                           7,300   Iconix Brand Group, Inc. (a)                             119,282
                                                           3,300   Kenneth Cole Productions, Inc. Class A                    73,689
                                                           5,500   K-Swiss, Inc. Class A                                    146,850
                                                           2,000   Shoe Carnival, Inc. (a)                                   47,720
                                                           3,500   Skechers U.S.A., Inc. Class A (a)                         84,385
                                                           5,600   Steven Madden Ltd.                                       165,872
                                                           8,800   Stride Rite Corp.                                        116,072
                                                          11,000   Timberland Co. Class A (a)                               287,100
                                                             300   Weyco Group, Inc.                                          6,966
                                                          14,600   Wolverine World Wide, Inc.                               340,618
                                                                                                                       ------------
                                                                                                                          1,835,401
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                              27,500   AK Steel Holding Corp. (a)                               380,325
                                                           5,700   Chaparral Steel Co. (a)                                  410,514
                                                           5,800   Gibraltar Industries, Inc.                               168,200
                                                           1,500   Olympic Steel, Inc.                                       53,085
                                                           8,900   Oregon Steel Mills, Inc. (a)                             450,874
                                                           5,900   Schnitzer Steel Industries, Inc. Class A                 209,332
                                                             100   Shiloh Industries, Inc. (a)                                1,504
                                                           3,700   Steel Technologies, Inc.                                  71,928
                                                           2,600   Wheeling-Pittsburgh Corp. (a)                             51,714
                                                          17,300   Worthington Industries, Inc.                             362,435
                                                                                                                       ------------
                                                                                                                          2,159,911
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                               2,200   Imperial Sugar Co. New Shares                             52,184
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%                       35,800   Andrew Corp. (a)                                         317,187
                                                          24,100   Arris Group, Inc. (a)                                    316,192
                                                           5,600   Audiovox Corp. Class A (a)                                76,496
                                                          10,600   Belden CDT, Inc.                                         350,330
                                                          13,800   C-COR, Inc. (a)                                          106,536
                                                           3,800   CalAmp Corp. (a)                                          33,782
                                                          13,600   Interdigital Communications Corp. (a)                    474,776
                                                           8,300   Mastec, Inc. (a)                                         109,643
                                                          11,600   Plantronics, Inc.                                        257,636
                                                          22,000   Polycom, Inc. (a)                                        482,240
                                                          26,700   Powerwave Technologies, Inc. (a)                         243,504
                                                           5,700   Radyne Comstream Inc. (a)                                 64,866
                                                          12,600   Symmetricom, Inc. (a)                                     89,082
                                                                                                                       ------------
                                                                                                                          2,922,270
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                    4,900   DHB Industries, Inc. (a)                            $      9,408
                                                          12,200   Interface, Inc. Class A (a)                              139,690
                                                                                                                       ------------
                                                                                                                            149,098
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.9%                     12,700   Carter's, Inc. (a)                                       335,661
                                                           1,900   Cherokee, Inc.                                            78,584
                                                           2,500   Columbia Sportswear Co. (a)                              113,150
                                                           4,500   Guess?, Inc. (a)                                         187,875
                                                           7,600   Hartmarx Corp. (a)                                        45,600
                                                           7,100   Kellwood Co.                                             207,817
                                                           3,500   Maidenform Brands, Inc. (a)                               43,155
                                                           3,600   Oxford Industries, Inc.                                  141,876
                                                           2,800   Perry Ellis International, Inc. (a)                       70,868
                                                          14,000   Phillips-Van Heusen Corp.                                534,240
                                                          27,300   Quiksilver, Inc. (a)                                     332,514
                                                           9,000   Russell Corp.                                            163,440
                                                           4,100   True Religion Apparel, Inc. (a)                           72,570
                                                           5,600   Under Armour, Inc. Class A (a)                           238,672
                                                          12,400   The Warnaco Group, Inc. (a)                              231,632
                                                                                                                       ------------
                                                                                                                          2,797,654
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                      2,700   Bandag, Inc.                                              98,793
                                                          16,100   Cooper Tire & Rubber Co.                                 179,354
                                                           2,800   Titan International, Inc.                                 52,388
                                                                                                                       ------------
                                                                                                                            330,535
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                            22,800   Alliance One International, Inc.                         101,232
                                                           3,700   Schweitzer-Mauduit International, Inc.                    80,105
                                                           7,000   Universal Corp.                                          260,540
                                                          10,090   Vector Group Ltd.                                        163,963
                                                                                                                       ------------
                                                                                                                            605,840
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                                7,200   Jakks Pacific, Inc. (a)                                  144,648
                                                           6,700   Leapfrog Enterprises, Inc. (a)                            67,670
                                                           9,900   Marvel Entertainment, Inc. (a)                           198,000
                                                                                                                       ------------
                                                                                                                            410,318
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%                        6,500   Celadon Group, Inc. (a)                                  143,260
                                                           1,400   Dynamex, Inc. (a)                                         30,534
                                                           9,600   HUB Group, Inc. Class A (a)                              235,488
                                                           8,300   Pacer International, Inc.                                270,414
                                                           4,300   SCS Transportation, Inc. (a)                             118,379
                                                           2,900   US Xpress Enterprises, Inc. Class A (a)                   78,358
                                                                                                                       ------------
                                                                                                                            876,433
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                                            6,700   Arkansas Best Corp.                                      336,407
                                                           7,500   Forward Air Corp.                                        305,475
                                                          14,500   Heartland Express, Inc.                                  259,405
                                                          12,550   Knight Transportation, Inc.                              253,510
                                                           3,700   Marten Transport Ltd. (a)                                 80,438
                                                           6,750   Old Dominion Freight Line Inc. (a)                       253,733
                                                             300   PAM Transportation Services (a)                            8,667
                                                             100   Patriot Transportation Holding, Inc. (a)                   8,678
                                                             800   Quality Distribution, Inc. (a)                            10,624
                                                           1,200   Universal Truckload Services, Inc. (a)                    40,956
                                                           2,100   USA Truck, Inc. (a)                                       37,422
                                                          12,300   Werner Enterprises, Inc.                                 249,321
                                                                                                                       ------------
                                                                                                                          1,844,636
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                        13,300   Mediacom Communications Corp. Class A (a)                 82,859
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%                               6,500   Allete, Inc.                                        $    307,775
                                                          13,000   Avista Corp.                                             296,790
                                                           8,000   Black Hills Corp.                                        274,640
                                                           4,100   CH Energy Group, Inc.                                    196,800
                                                          12,100   Cleco Corp.                                              281,325
                                                          19,200   Duquesne Light Holdings, Inc.                            315,648
                                                          11,800   El Paso Electric Co. (a)                                 237,888
                                                           8,600   The Empire District Electric Co.                         176,730
                                                          10,800   IDACORP, Inc.                                            370,332
                                                           2,500   ITC Holdings Corp.                                        66,450
                                                           4,500   MGE Energy, Inc.                                         140,175
                                                           8,500   NorthWestern Corp.                                       291,975
                                                           7,100   Otter Tail Corp.                                         194,043
                                                          15,400   PNM Resources, Inc.                                      384,384
                                                           3,000   Pike Electric Corp. (a)                                   57,780
                                                           7,500   Portland General Electric Co.                            187,275
                                                           3,500   UIL Holdings Corp.                                       197,015
                                                           8,200   Unisource Energy Corp.                                   255,430
                                                          19,600   Westar Energy, Inc.                                      412,580
                                                                                                                       ------------
                                                                                                                          4,645,035
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.9%                         4,200   Cascade Natural Gas Corp.                                 88,578
                                                           1,700   EnergySouth, Inc.                                         53,091
                                                           4,400   The Laclede Group, Inc.                                  151,184
                                                           6,700   New Jersey Resources Corp.                               313,426
                                                          11,200   Nicor, Inc.                                              464,800
                                                           7,400   Northwest Natural Gas Co.                                274,022
                                                          10,000   Peoples Energy Corp.                                     359,100
                                                          17,100   Piedmont Natural Gas Co.                                 415,530
                                                           6,700   South Jersey Industries, Inc.                            183,513
                                                           9,600   Southwest Gas Corp.                                      300,864
                                                          12,700   WGL Holdings, Inc.                                       367,665
                                                                                                                       ------------
                                                                                                                          2,971,773
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                           10,700   Transmontaigne, Inc. (a)                                 119,947
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                           82,700   Aquila, Inc. (a)                                         348,167
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%                      11,400   Alaska Communications Systems Group, Inc.                144,210
                                                             400   Atlantic Tele-Network Inc.                                 8,332
                                                           5,900   CT Communications, Inc.                                  134,933
                                                           4,200   Centennial Communications Corp.                           21,840
                                                          61,600   Cincinnati Bell, Inc. (a)                                252,560
                                                           6,000   Commonwealth Telephone Enterprises, Inc.                 198,960
                                                           4,000   Consolidated Communications Holdings, Inc.                66,520
                                                          35,600   Dobson Communications Corp. Class A (a)                  275,900
                                                           2,800   Eschelon Telecom, Inc. (a)                                43,316
                                                           8,400   FairPoint Communications, Inc.                           120,960
                                                          11,700   First Avenue Networks, Inc. (a)                          127,296
                                                          12,800   General Communication Inc. Class A (a)                   157,696
                                                           4,700   Golden Telecom, Inc. (b)                                 119,145
                                                          12,400   IDT Corp. Class B (a)                                    170,996
                                                           7,200   Iowa Telecommunications Services, Inc.                   136,224
                                                           4,500   iPCS, Inc. (a)                                           217,350
                                                           5,000   NTELOS Holdings Corp. (a)                                 72,250
                                                           2,500   North Pittsburgh Systems, Inc.                            68,900
                                                          16,200   Premiere Global Services, Inc. (a)                       122,310
                                                          10,900   Price Communications Corp. (a)                           184,755

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

                                                          Shares
Industry                                                    Held   Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           5,800   RCN Corp. (a)                                       $    144,594
                                                           1,200   Shenandoah Telecom Co.                                    56,400
                                                           3,500   SureWest Communications                                   67,620
                                                           9,800   Talk America Holdings, Inc. (a)                           60,662
                                                          18,200   Time Warner Telecom, Inc. Class A (a)                    270,270
                                                           6,500   USA Mobility, Inc.                                       107,900
                                                          21,000   Ubiquitel, Inc. (a)                                      217,140
                                                          12,300   Valor Communications Group, Inc.                         140,835
                                                                                                                       ------------
                                                                                                                          3,709,874
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                                    4,900   American States Water Co.                                174,685
                                                           3,900   California Water Service Group                           139,386
                                                           2,600   SJW Corp.                                                 66,170
                                                           7,265   Southwest Water Co.                                       86,962
                                                                                                                       ------------
                                                                                                                            467,203
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                     8,400   Central European Distribution Corp. (a)                  211,344
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                                        13,130   Brightpoint, Inc. (a)                                    177,649
                                                           9,500   LKQ Corp. (a)                                            180,500
                                                             700   MWI Veterinary Supply, Inc. (a)                           25,501
                                                           6,500   Prestige Brands Holdings, Inc. (a)                        64,805
                                                           7,600   United Stationers, Inc. (a)                              374,832
                                                                                                                       ------------
                                                                                                                            823,287
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks (Cost - $302,395,334) - 93.4%    306,023,265
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                           3,800   Gladstone Capital Corp.                                   81,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Mutual Funds (Cost - $98,727) - 0.0%                81,282
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Face
                                                          Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposit                                        $ 24,848,799   State Street Bank & Trust Co., 4.25%
                                                                   due 7/03/2006                                         24,848,799
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $24,848,799) - 7.6%                           24,848,799
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments (Cost - $327,342,860) - 101.0%     330,953,346
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Number of
                                                       Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                       2,500   Russell 2000 Index, expiring July 2006 at USD 700     (6,800,000)
                                                             100   Russell 2000 Index, expiring July 2006 at USD 720       (164,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Options Written
                                                                   (Premiums Received - $4,932,361) - (2.1%)             (6,964,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments, Net of Options Written
                                                                   (Cost - $322,410,499*) - 98.9%                       323,989,346

                                                                   Other Assets Less Liabilities - 1.1%                   3,726,660
                                                                                                                       ------------
                                                                   Net Assets - 100.0%                                 $327,716,006
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 319,250,764
                                                                  =============
      Gross unrealized appreciation                               $  12,555,615
      Gross unrealized depreciation                                  (7,817,033)
                                                                  -------------
      Net unrealized appreciation                                 $   4,738,582
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of June 30, 2006

o     Financial futures contracts purchased as of June 30, 2006 were as follows:

      ------------------------------------------------------------------------------------------------
      Number of                                 Expiration                Face             Unrealized
      Contracts          Issue                     Date                   Value           Appreciation
      ------------------------------------------------------------------------------------------------
      55             Russell 2000 Index       September 2006          $ 19,465,733        $    650,517
      ------------------------------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: August 23, 2006


By: /s/ Donald C. Burke
    ---------------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: August 23, 2006